UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22619
Name of Registrant: Vanguard Charlotte Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2013
Item 1: Schedule of Investments

Vanguard Total International Bond Index Fund

Schedule of Investments
As of July 31, 2013

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Austria (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	384
UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	3,045
					3,429
Corporate Bonds (0.1%)
Erste Group Bank AG	3.375%	3/28/17	EUR	1,500	2,121
OMV AG	4.250%	10/12/21	EUR	1,000	1,527
OMV AG	6.750%	6/29/49	EUR	1,000	1,482
Raiffeisen Bank International AG	2.750%	7/10/17	EUR	1,500	2,072
UniCredit Bank Austria AG	2.625%	1/30/18	EUR	1,000	1,351
					8,553
Sovereign Bonds (1.4%)
1 Austria Government Bond	3.150%	6/20/44	EUR	5,000	7,220
2 Autobahnen- Und Schnellstrasen-
Finanzierungs-AG	4.375%	7/8/19	EUR	4,000	6,265
Autobahnen- Und Schnellstrasen-
Finanzierungs-AG	2.750%	6/11/32	EUR	500	671
Autobahnen- Und Schnellstrasen-
Finanzierungs-AG	2.750%	6/20/33	EUR	700	933
2 Erdoel-Lagergesellschaft mbH	2.750%	3/20/28	EUR	2,000	2,629
Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,954
2 OeBB Infrastruktur AG	3.500%	10/19/20	EUR	6,000	9,017
2 OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,000	1,489
2 OeBB Infrastruktur AG	3.375%	5/18/32	EUR	2,000	2,941
2 Oesterreichische Kontrollbank AG	2.125%	7/23/19	CHF	3,500	4,044
1 Republic of Austria	3.400%	10/20/14	EUR	15,000	20,729
1 Republic of Austria	3.500%	7/15/15	EUR	10,000	14,152
1 Republic of Austria	4.000%	9/15/16	EUR	10,000	14,765
1 Republic of Austria	4.650%	1/15/18	EUR	7,000	10,865
1 Republic of Austria	4.350%	3/15/19	EUR	5,000	7,827
1 Republic of Austria	1.950%	6/18/19	EUR	10,000	13,910
1 Republic of Austria	3.900%	7/15/20	EUR	10,000	15,472
1 Republic of Austria	3.500%	9/15/21	EUR	10,000	15,159
1 Republic of Austria	3.400%	11/22/22	EUR	10,000	15,007
1 Republic of Austria	1.750%	10/20/23	EUR	10,000	12,946
1 Republic of Austria	4.850%	3/15/26	EUR	15,000	25,557
1 Republic of Austria	4.150%	3/15/37	EUR	9,800	16,346
					221,898
Total Austria (Cost $231,628)					233,880
Australia (2.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
Australia & New Zealand Banking Group Ltd.	1.125%	5/13/20	EUR	2,000	2,546
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	700	995
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,321
Westpac Banking Corp.	1.375%	4/17/20	EUR	2,000	2,590
					8,452
Corporate Bonds (0.5%)
Australia & New Zealand Banking Group Ltd.	3.750%	3/10/17	EUR	5,000	7,221

BHP Billiton Finance Ltd.	6.375%	4/4/16	EUR	2,000	3,044
BHP Billiton Finance Ltd.	2.125%	11/29/18	EUR	1,800	2,452
BHP Billiton Finance Ltd.	2.250%	9/25/20	EUR	1,000	1,341
BHP Billiton Finance Ltd.	3.250%	9/25/24	GBP	3,000	4,413
Commonwealth Bank of Australia	3.875%	12/14/15	GBP	180	291
Commonwealth Bank of Australia	4.375%	2/25/20	EUR	3,500	5,285
Macquarie Bank Ltd.	3.000%	8/9/17	CHF	3,000	3,431
Macquarie Bank Ltd.	6.000%	9/21/20	EUR	1,500	2,182
National Australia Bank Ltd.	5.375%	12/8/14	GBP	500	805
National Australia Bank Ltd.	6.000%	2/15/17	AUD	7,500	7,226
National Australia Bank Ltd.	4.000%	7/13/20	EUR	5,100	7,559
Origin Energy Finance Ltd.	2.875%	10/11/19	EUR	2,000	2,721
QBE Insurance Group Ltd.	6.125%	9/28/15	GBP	130	215
3 Santos Finance Ltd.	8.250%	9/22/70	EUR	500	730
Suncorp-Metway Ltd.	5.125%	10/27/14	GBP	500	794
Telstra Corp. Ltd.	6.125%	8/6/14	GBP	500	798
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	3,000	3,943
Wesfarmers Ltd.	4.750%	3/12/20	AUD	5,000	4,419
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	4,023
Westfield UK & Europe Finance plc	4.250%	7/11/22	GBP	2,300	3,704
Westpac Banking Corp.	1.375%	12/23/15	GBP	300	459
Westpac Banking Corp.	4.250%	9/22/16	EUR	3,000	4,367
Westpac Banking Corp.	7.250%	11/18/16	AUD	1,500	1,496
Westpac Banking Corp.	6.000%	2/20/17	AUD	3,700	3,564
					76,483
Sovereign Bonds (2.0%)
Commonwealth of Australia	4.500%	10/21/14	AUD	29,000	26,750
Commonwealth of Australia	6.250%	4/15/15	AUD	30,000	28,706
Commonwealth of Australia	4.750%	10/21/15	AUD	25,000	23,598
Commonwealth of Australia	4.750%	6/15/16	AUD	25,000	23,849
Commonwealth of Australia	5.250%	3/15/19	AUD	15,000	14,966
Commonwealth of Australia	4.500%	4/15/20	AUD	7,000	6,735
Commonwealth of Australia	5.750%	5/15/21	AUD	5,000	5,179
Commonwealth of Australia	5.500%	4/21/23	AUD	25,000	25,724
Commonwealth of Australia	2.750%	4/21/24	AUD	5,000	4,087
Commonwealth of Australia	4.750%	4/21/27	AUD	10,000	9,686
Commonwealth of Australia	3.250%	4/21/29	AUD	16,000	12,828
New South Wales Treasury Corp.	4.000%	2/20/17	AUD	11,000	10,225
New South Wales Treasury Corp.	3.500%	3/20/19	AUD	10,000	8,982
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	14,000	14,181
Queensland Treasury Corp.	3.500%	9/21/17	AUD	15,000	13,586
Queensland Treasury Corp.	6.000%	2/21/18	AUD	10,000	9,946
Queensland Treasury Corp.	6.250%	2/21/20	AUD	10,000	10,125
Queensland Treasury Corp.	5.500%	6/21/21	AUD	3,000	2,903
Queensland Treasury Corp.	6.000%	7/21/22	AUD	15,000	14,968
South Australian Government Financing
Authority	4.750%	8/6/19	AUD	7,500	7,036
Treasury Corp. of Victoria	5.500%	11/15/18	AUD	10,000	9,826
Treasury Corp. of Victoria	6.000%	6/15/20	AUD	10,000	10,094
Treasury Corp. of Victoria	6.000%	10/17/22	AUD	7,000	7,093
Western Australian Treasury Corp.	3.000%	6/8/16	AUD	14,000	12,614
					313,687
Total Australia (Cost $429,113)					398,622
Belgium (2.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
Belfius Bank SA	1.375%	6/5/20	EUR	1,500	1,945

KBC Bank NV	1.250%	5/28/20	EUR	3,000	3,846
					5,791
Corporate Bonds (0.2%)
Anheuser-Busch InBev NV	8.625%	1/30/17	EUR	3,000	5,024
Anheuser-Busch InBev NV	6.500%	6/23/17	GBP	2,280	4,091
Anheuser-Busch InBev NV	4.000%	4/26/18	EUR	1,173	1,748
Anheuser-Busch InBev NV	9.750%	7/30/24	GBP	800	1,885
BNP Paribas Fortis SA	5.757%	10/4/17	EUR	2,500	3,762
Elia System Operator SA / NV	5.625%	4/22/16	EUR	900	1,346
					17,856
Sovereign Bonds (1.9%)
Belgacom SA	3.875%	2/7/18	EUR	1,000	1,481
Eandis CVBA	4.500%	11/8/21	EUR	1,500	2,311
Kingdom of Belgium	4.250%	9/28/14	EUR	8,000	11,135
Kingdom of Belgium	3.500%	3/28/15	EUR	5,000	7,002
Kingdom of Belgium	2.750%	3/28/16	EUR	10,000	14,089
Kingdom of Belgium	3.250%	9/28/16	EUR	30,000	43,124
1 Kingdom of Belgium	4.000%	3/28/17	EUR	6,000	8,885
Kingdom of Belgium	3.500%	6/28/17	EUR	10,000	14,601
Kingdom of Belgium	4.000%	3/28/18	EUR	10,000	15,034
Kingdom of Belgium	1.250%	6/22/18	EUR	4,000	5,320
Kingdom of Belgium	4.000%	3/28/19	EUR	15,000	22,729
Kingdom of Belgium	3.000%	9/28/19	EUR	10,000	14,396
Kingdom of Belgium	3.750%	9/28/20	EUR	8,000	12,011
Kingdom of Belgium	4.250%	9/28/21	EUR	10,000	15,473
Kingdom of Belgium	4.000%	3/28/22	EUR	10,000	15,176
Kingdom of Belgium	4.250%	9/28/22	EUR	10,000	15,412
Kingdom of Belgium	2.250%	6/22/23	EUR	10,000	12,998
Kingdom of Belgium	4.500%	3/28/26	EUR	7,000	10,960
Kingdom of Belgium	5.500%	3/28/28	EUR	10,000	17,250
Kingdom of Belgium	4.000%	3/28/32	EUR	5,000	7,355
Kingdom of Belgium	5.000%	3/28/35	EUR	15,000	25,219
Kingdom of Belgium	4.250%	3/28/41	EUR	8,500	13,029
					304,990
Total Belgium (Cost $328,818)					328,637
Brazil (0.1%)
Corporate Bonds (0.0%)
Telemar Norte Leste SA	5.125%	12/15/17	EUR	500	694
Vale SA	3.750%	1/10/23	EUR	1,500	1,973
					2,667
Sovereign Bonds(0.1%)
1 Banco do Brasil SA	3.750%	7/25/18	EUR	1,000	1,322
Federative Republic of Brazil	7.375%	2/3/15	EUR	3,000	4,320
Petrobras Global Finance BV	3.250%	4/1/19	EUR	5,000	6,707
Petrobras International Finance Co.	6.250%	12/14/26	GBP	2,000	3,183
					15,532
Total Brazil (Cost $18,750)					18,199
Canada (5.3%)
Corporate Bonds (0.8%)
Bank of Montreal	1.890%	10/5/15	CAD	5,000	4,869
Bank of Montreal	2.240%	12/11/17	CAD	7,500	7,206
Bank of Montreal	6.020%	5/2/18	CAD	4,000	4,481
Bank of Nova Scotia	2.242%	3/22/18	CAD	7,500	7,166
3 Bank of Nova Scotia	3.036%	10/18/24	CAD	5,000	4,820
Bell Canada	3.350%	6/18/19	CAD	5,000	4,915

	Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	2,000	1,970
	Canadian Imperial Bank of Commerce	2.650%	11/8/16	CAD	10,000	9,868
	Canadian Imperial Bank of Commerce	2.350%	10/18/17	CAD	1,500	1,454
	Canadian Imperial Bank of Commerce	2.220%	3/7/18	CAD	3,000	2,872
	Capital Power LP	5.276%	11/16/20	CAD	4,000	3,989
	CU Inc.	4.543%	10/24/41	CAD	1,000	987
	Enbridge Inc.	4.530%	3/9/20	CAD	3,000	3,137
	Enbridge Inc.	4.240%	8/27/42	CAD	2,000	1,802
3	Great-West Lifeco Finance Delaware LP	5.691%	6/21/67	CAD	4,000	4,320
	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,000	2,183
3	Manulife Financial Capital Trust II	7.405%	12/31/08	CAD	4,000	4,708
3	National Bank of Canada	3.261%	4/11/22	CAD	7,000	6,971
	Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	6,468
	Royal Bank of Canada	3.360%	1/11/16	CAD	7,500	7,527
	Royal Bank of Canada	2.260%	3/12/18	CAD	7,500	7,169
3	Royal Bank of Canada	2.990%	12/6/24	CAD	4,000	3,850
	Shaw Communications Inc.	6.750%	11/9/39	CAD	2,500	2,760
	Talisman Energy Inc.	6.625%	12/5/17	GBP	1,350	2,414
	TELUS Corp.	3.350%	4/1/24	CAD	7,500	6,775
	Teranet Holdings LP	4.807%	12/16/20	CAD	4,000	4,114
	Toronto-Dominion Bank	2.171%	4/2/18	CAD	7,500	7,190
	Wells Fargo Canada Corp.	2.944%	7/25/19	CAD	2,000	1,939
	Xstrata Canada Financial Corp.	6.250%	5/27/15	EUR	4,000	5,789
	Xstrata Canada Financial Corp.	7.375%	5/27/20	GBP	850	1,546
						135,259
Sovereign Bonds (4.5%)
	Canada	2.250%	8/1/14	CAD	40,000	39,373
	Canada	1.000%	2/1/15	CAD	25,000	24,281
	Canada	2.500%	6/1/15	CAD	35,000	34,899
	Canada	1.250%	2/1/16	CAD	30,000	29,178
	Canada	2.750%	9/1/16	CAD	25,000	25,322
	Canada	1.250%	3/1/18	CAD	25,000	23,763
	Canada	3.500%	6/1/20	CAD	20,000	21,128
	Canada	1.500%	6/1/23	CAD	20,000	17,782
	Canada	2.500%	6/1/24	CAD	5,000	4,849
	Canada	8.000%	6/1/27	CAD	7,000	10,938
	Canada	5.750%	6/1/29	CAD	20,000	26,718
	Canada	5.750%	6/1/33	CAD	20,000	27,595
	Canada	5.000%	6/1/37	CAD	16,000	20,834
	Canada	4.000%	6/1/41	CAD	12,000	13,837
[1,10]Canada Housing Trust No 1		2.450%	12/15/15	CAD	20,000	19,930
[1,10]Canada Housing Trust No 1		2.750%	6/15/16	CAD	20,000	20,115
[1,10]Canada Housing Trust No 1		1.850%	12/15/16	CAD	10,000	9,779
1	Canada Housing Trust No 1	2.050%	6/15/17	CAD	10,000	9,803
1	Canada Housing Trust No 1	1.700%	12/15/17	CAD	7,000	6,729
1	Canada Housing Trust No 1	3.800%	6/15/21	CAD	5,000	5,242
1	Canada Housing Trust No 1	2.650%	3/15/22	CAD	7,500	7,201
[1,10]Canada Housing Trust No 1		2.400%	12/15/22	CAD	10,000	9,309
	City of Toronto	5.200%	6/1/40	CAD	1,000	1,101
	Financement-Quebec	2.450%	12/1/19	CAD	9,000	8,615
	Hydro One Inc.	3.200%	1/13/22	CAD	5,000	4,890
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,705
	Hydro-Quebec	10.500%	10/15/21	CAD	2,000	2,974
	Hydro-Quebec	5.000%	2/15/45	CAD	8,500	9,570
	Hydro-Quebec	5.000%	2/15/50	CAD	6,500	7,422
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	3,655
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	2,000	2,838

Province of Alberta Canada	1.700%	12/15/17	CAD	7,500	7,213
Province of British Columbia	4.100%	12/18/19	CAD	5,000	5,283
Province of British Columbia	3.250%	12/18/21	CAD	5,000	4,947
Province of British Columbia	2.700%	12/18/22	CAD	5,000	4,642
Province of British Columbia	3.200%	6/18/44	CAD	5,000	4,231
Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,448
Province of Manitoba Canada	4.600%	3/5/38	CAD	3,000	3,191
Province of Manitoba Canada	4.100%	3/5/41	CAD	5,000	4,944
Province of New Brunswick	2.850%	6/2/23	CAD	5,000	4,622
Province of New Brunswick	4.800%	6/3/41	CAD	2,750	2,959
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,000	2,150
Province of Nova Scotia	4.100%	6/1/21	CAD	6,000	6,263
Province of Nova Scotia	3.500%	6/2/62	CAD	2,500	2,206
Province of Ontario	4.300%	3/8/17	CAD	5,000	5,264
Province of Ontario	1.900%	9/8/17	CAD	15,000	14,476
Province of Ontario	2.100%	9/8/18	CAD	15,000	14,388
Province of Ontario	4.200%	6/2/20	CAD	15,000	15,803
Province of Ontario	3.000%	9/28/20	EUR	3,750	5,408
Province of Ontario	3.150%	6/2/22	CAD	15,000	14,482
Province of Ontario	2.850%	6/2/23	CAD	10,000	9,289
Province of Ontario	6.500%	3/8/29	CAD	4,000	5,104
Province of Ontario	4.700%	6/2/37	CAD	6,000	6,439
Province of Ontario	4.600%	6/2/39	CAD	15,000	15,901
Province of Ontario	4.650%	6/2/41	CAD	12,500	13,385
Province of Ontario	3.500%	6/2/43	CAD	10,000	8,807
Province of Ontario	3.450%	6/2/45	CAD	2,000	1,749
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	3,129
Quebec	4.500%	12/1/17	CAD	5,000	5,332
Quebec	4.500%	12/1/18	CAD	5,000	5,354
Quebec	5.000%	4/29/19	EUR	3,500	5,578
Quebec	4.500%	12/1/20	CAD	8,000	8,564
Quebec	4.250%	12/1/21	CAD	15,000	15,729
Quebec	3.000%	9/1/23	CAD	10,000	9,340
Quebec	6.000%	10/1/29	CAD	5,000	6,068
Quebec	5.000%	12/1/41	CAD	10,000	11,134
Quebec	4.250%	12/1/43	CAD	10,000	9,935
					718,132
Total Canada (Cost $889,030)					853,391
Czech Republic (0.3%)
Sovereign Bonds (0.3%)
CEZ AS	5.000%	10/19/21	EUR	2,000	3,114
CEZ AS	4.875%	4/16/25	EUR	500	774
CEZ AS	3.000%	6/5/28	EUR	500	617
Czech Republic	4.500%	11/5/14	EUR	3,000	4,188
Czech Republic	4.000%	4/11/17	CZK	100,000	5,662
Czech Republic	4.600%	8/18/18	CZK	100,000	5,911
Czech Republic	3.750%	9/12/20	CZK	100,000	5,736
Czech Republic	3.625%	4/14/21	EUR	3,000	4,412
Czech Republic	5.700%	5/25/24	CZK	100,000	6,762
Czech Republic	4.850%	11/26/57	CZK	50,000	2,956
Total Czech Republic (Cost $41,018)					40,132
Denmark (0.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Danske Bank A/S	4.125%	11/26/19	EUR	1,000	1,532
Danske Bank A/S	1.625%	2/28/20	EUR	4,000	5,295
Nordea Kredit Realkreditaktieselskab	2.000%	1/1/16	DKK	20,000	3,694

Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	10,000	1,747
Nykredit Realkredit A/S	3.250%	6/1/17	EUR	2,000	2,809
Nykredit Realkredit A/S	2.000%	4/1/18	DKK	30,000	5,487
Realkredit Danmark A/S	2.000%	4/1/16	DKK	5,000	921
Realkredit Danmark A/S	4.000%	10/1/41	DKK	5,000	925
					22,410
Corporate Bonds (0.1%)
Carlsberg Breweries A/S	7.250%	11/28/16	GBP	1,600	2,857
Carlsberg Breweries A/S	2.625%	7/3/19	EUR	3,000	4,112
Danske Bank A/S	4.000%	12/9/15	GBP	200	321
Danske Bank A/S	3.875%	5/18/16	EUR	3,000	4,272
Danske Bank A/S	4.878%	5/29/49	EUR	1,000	1,333
					12,895
Sovereign Bonds (0.7%)
DONG Energy A/S	6.500%	5/7/19	EUR	1,000	1,642
DONG Energy A/S	2.625%	9/19/22	EUR	1,000	1,312
DONG Energy A/S	4.875%	1/12/32	GBP	1,000	1,582
DONG Energy A/S	5.750%	4/9/40	GBP	1,000	1,754
DONG Energy A/S	6.250%	6/26/13	EUR	1,045	1,418
Kingdom of Denmark	2.000%	11/15/14	DKK	74,700	13,655
Kingdom of Denmark	4.000%	11/15/17	DKK	109,800	22,388
Kingdom of Denmark	4.000%	11/15/19	DKK	25,000	5,261
Kingdom of Denmark	3.000%	11/15/21	DKK	145,000	28,968
Kingdom of Denmark	7.000%	11/10/24	DKK	20,000	5,513
Kingdom of Denmark	4.500%	11/15/39	DKK	79,600	20,167
Kommunekredit	1.375%	1/21/15	CHF	3,000	3,306
					106,966
Total Denmark (Cost $141,854)					142,271
Finland (0.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Aktia Bank plc	1.125%	6/25/18	EUR	1,200	1,587
Nordea Bank Finland Abp	2.250%	5/3/19	EUR	2,000	2,779
Nordea Bank Finland Abp	1.375%	1/15/20	EUR	6,000	7,884
OP Mortgage Bank	1.625%	5/23/17	EUR	5,000	6,828
					19,078
Corporate Bonds (0.0%)
Citycon Oyj	3.750%	6/24/20	EUR	500	663
Pohjola Bank plc	1.250%	5/14/18	EUR	825	1,084
Sampo	4.250%	2/22/16	EUR	2,000	2,840
Sampo	4.250%	2/27/17	EUR	500	721
Teollisuuden Voima Oyj	4.625%	2/4/19	EUR	1,000	1,488
					6,796
Sovereign Bonds (0.5%)
Fortum Oyj	6.000%	3/20/19	EUR	1,000	1,618
Fortum Oyj	2.250%	9/6/22	EUR	1,500	1,948
Republic of Finland	1.750%	4/15/16	EUR	10,000	13,814
1 Republic of Finland	3.875%	9/15/17	EUR	10,000	15,014
Republic of Finland	4.375%	7/4/19	EUR	4,000	6,311
1 Republic of Finland	3.375%	4/15/20	EUR	10,000	15,074
1 Republic of Finland	1.500%	4/15/23	EUR	5,000	6,427
Republic of Finland	4.000%	7/4/25	EUR	10,000	15,883
					76,089
Total Finland (Cost $100,780)					101,963

France (11.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
AXA Bank Europe SCF	2.250%	4/19/17	EUR	2,000	2,784
BNP Paribas Home Loan SFH	3.375%	1/12/17	EUR	2,000	2,884
BNP Paribas Home Loan SFH	1.375%	6/17/20	EUR	7,500	9,755
BNP Paribas Public Sector SCF SA	2.250%	10/22/15	EUR	1,000	1,378
BPCE SFH SA	3.625%	5/12/16	EUR	8,000	11,580
BPCE SFH SA	4.000%	3/23/22	EUR	3,000	4,550
Caisse de Refinancement de l'Habitat SA	4.100%	10/25/15	EUR	8,140	11,675
Caisse de Refinancement de l'Habitat SA	2.600%	4/26/16	EUR	3,841	5,377
Caisse de Refinancement de l'Habitat SA	4.000%	4/25/18	EUR	4,525	6,782
Caisse de Refinancement de l'Habitat SA	4.000%	6/17/22	EUR	4,870	7,432
Caisse de Refinancement de l'Habitat SA	3.300%	9/23/22	EUR	6,500	9,426
Caisse de Refinancement de l'Habitat SA	3.600%	3/8/24	EUR	5,000	7,395
Caisse de Refinancement de l'Habitat SA	2.400%	1/17/25	EUR	1,000	1,312
Caisse Francaise de Financement Local	2.750%	1/25/16	EUR	11,000	15,366
Caisse Francaise de Financement Local	3.500%	9/16/16	EUR	2,000	2,877
Caisse Francaise de Financement Local	5.250%	2/6/17	EUR	3,037	4,634
Caisse Francaise de Financement Local	3.500%	9/24/20	EUR	3,051	4,507
Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	4,633
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	1,000	1,692
Cie de Financement Foncier SA	2.250%	8/21/15	EUR	5,000	6,869
Cie de Financement Foncier SA	4.625%	9/23/17	EUR	12,000	18,213
Cie de Financement Foncier SA	2.375%	8/24/18	CHF	4,000	4,627
Cie de Financement Foncier SA	4.875%	5/25/21	EUR	11,544	18,458
Cie de Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,544
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	350	609
CIF Euromortgage SA	3.750%	10/23/19	EUR	7,000	10,359
Credit Agricole Home Loan SFH	4.500%	1/29/16	EUR	5,800	8,433
Credit Agricole Home Loan SFH	1.625%	3/11/20	EUR	2,200	2,916
Credit Agricole Home Loan SFH	3.875%	1/12/21	EUR	2,500	3,785
Credit Agricole Home Loan SFH	4.000%	7/16/25	EUR	2,000	3,051
Credit Agricole Public Sector SCF	1.875%	9/20/19	EUR	1,500	2,025
Credit Agricole Public Sector SCF	1.875%	6/7/23	EUR	700	892
Credit Mutuel - CIC Home Loan SFH	3.125%	1/21/15	EUR	3,000	4,145
Credit Mutuel - CIC Home Loan SFH	3.375%	7/18/16	EUR	4,000	5,718
Credit Mutuel - CIC Home Loan SFH	1.375%	4/22/20	EUR	6,000	7,818
HSBC SFH France SA	2.000%	10/16/23	EUR	2,000	2,598
Societe Generale SCF SA	4.250%	2/3/23	EUR	3,000	4,671
Societe Generale SFH	3.250%	6/6/16	EUR	5,000	7,118
Societe Generale SFH	4.000%	1/18/22	EUR	2,000	3,062
					232,950
Corporate Bonds (1.8%)
Air Liquide SA	2.908%	10/12/18	EUR	2,800	4,006
Allianz France SA	4.625%	6/29/49	EUR	1,000	1,344
Alstom SA	2.875%	10/5/15	EUR	2,000	2,755
Alstom SA	2.250%	10/11/17	EUR	2,000	2,677
Arkema SA	3.850%	4/30/20	EUR	600	862
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,000	4,072
AXA SA	7.125%	12/15/20	GBP	500	892
AXA SA	5.250%	4/16/40	EUR	1,350	1,871
3 AXA SA	5.125%	7/4/43	EUR	3,000	4,076
AXA SA	5.777%	7/29/49	EUR	2,000	2,737
AXA SA	6.667%	7/29/49	GBP	250	387
Banque Federative du Credit Mutuel SA	2.875%	6/21/17	EUR	5,000	6,999
Banque Federative du Credit Mutuel SA	1.625%	1/11/18	EUR	1,000	1,326
Banque Federative du Credit Mutuel SA	4.000%	10/22/20	EUR	4,000	5,563

BNP Paribas SA	3.500%	3/7/16	EUR	2,000	2,826
BNP Paribas SA	3.000%	2/24/17	EUR	2,000	2,813
BNP Paribas SA	2.875%	11/27/17	EUR	3,000	4,208
BNP Paribas SA	1.375%	11/21/18	EUR	4,000	5,204
BNP Paribas SA	2.875%	9/26/23	EUR	5,000	6,651
BNP Paribas SA	5.019%	4/29/49	EUR	2,500	3,292
BNP Paribas SA	5.945%	4/29/49	GBP	550	808
Bouygues SA	3.641%	10/29/19	EUR	2,500	3,587
BPCE SA	1.750%	3/14/16	EUR	5,000	6,751
BPCE SA	2.875%	1/16/24	EUR	3,500	4,670
BPCE SA	4.625%	7/29/49	EUR	600	777
BPCE SA	6.117%	10/29/49	EUR	1,250	1,630
Carrefour SA	1.875%	12/19/17	EUR	1,000	1,348
Carrefour SA	1.750%	5/22/19	EUR	5,420	7,080
Casino Guichard Perrachon SA	4.726%	5/26/21	EUR	1,900	2,817
Casino Guichard Perrachon SA	3.311%	1/25/23	EUR	1,000	1,321
Cie de St-Gobain	3.500%	9/30/15	EUR	2,500	3,493
Cie de St-Gobain	5.625%	12/15/16	GBP	300	507
Cie de St-Gobain	3.625%	3/28/22	EUR	5,000	6,858
3 CNP Assurances	6.000%	9/14/40	EUR	1,000	1,399
3 CNP Assurances	7.375%	9/30/41	GBP	1,000	1,669
Credit Agricole SA	3.625%	3/8/16	EUR	4,900	6,931
Credit Agricole SA	3.875%	2/13/19	EUR	4,000	5,804
Credit Agricole SA	5.875%	6/11/19	EUR	4,000	5,975
Credit Agricole SA	7.875%	10/29/49	EUR	2,000	2,860
Danone SA	1.375%	6/10/19	EUR	2,600	3,439
Edenred	3.625%	10/6/17	EUR	1,500	2,139
GDF Suez	5.625%	1/18/16	EUR	2,000	2,970
GDF Suez	1.500%	7/20/17	EUR	2,000	2,698
GDF Suez	2.250%	6/1/18	EUR	1,500	2,074
GDF Suez	6.375%	1/18/21	EUR	4,500	7,720
GDF Suez	7.000%	10/30/28	GBP	50	101
GDF Suez	5.000%	10/1/60	GBP	1,650	2,610
Gecina SA	2.875%	5/30/23	EUR	2,000	2,567
Groupe Auchan SA	2.375%	12/12/22	EUR	2,000	2,654
Groupe Auchan SA	2.250%	4/6/23	EUR	2,000	2,602
Klepierre	4.000%	4/13/17	EUR	2,100	3,037
Legrand SA	4.375%	3/21/18	EUR	1,000	1,495
LVMH Moet Hennessy Louis Vuitton SA	3.375%	4/7/15	EUR	1,500	2,086
Natixis	6.307%	10/29/49	EUR	200	261
Orange SA	4.750%	2/21/17	EUR	4,000	5,959
Orange SA	8.000%	12/20/17	GBP	600	1,134
Orange SA	5.625%	5/22/18	EUR	2,000	3,145
Orange SA	3.375%	9/16/22	EUR	3,000	4,195
Orange SA	2.500%	3/1/23	EUR	100	129
Orange SA	8.125%	11/20/28	GBP	1,000	2,096
Orange SA	5.375%	11/22/50	GBP	1,000	1,564
Pernod-Ricard SA	7.000%	1/15/15	EUR	2,000	2,893
Pernod-Ricard SA	5.000%	3/15/17	EUR	2,500	3,716
RCI Banque SA	4.000%	3/16/16	EUR	690	965
RCI Banque SA	1.750%	7/6/16	EUR	1,500	1,985
RCI Banque SA	2.875%	1/22/18	EUR	2,500	3,380
RCI Banque SA	3.250%	4/25/18	GBP	500	764
Sanofi	4.500%	5/18/16	EUR	2,000	2,938
Sanofi	1.000%	11/14/17	EUR	2,000	2,663
Sanofi	4.125%	10/11/19	EUR	1,000	1,533
Schneider Electric SA	4.000%	8/11/17	EUR	4,137	6,124

Societe Des Autoroutes Paris-Rhin-Rhone	5.000%	1/12/17	EUR	2,500	3,691
Societe Des Autoroutes Paris-Rhin-Rhone	5.125%	1/18/18	EUR	1,500	2,265
Societe Des Autoroutes Paris-Rhin-Rhone	4.875%	1/21/19	EUR	1,000	1,514
Societe Generale SA	3.875%	12/17/15	GBP	50	80
Societe Generale SA	4.000%	4/20/16	EUR	1,500	2,142
Societe Generale SA	5.400%	1/30/18	GBP	700	1,134
Societe Generale SA	5.000%	12/20/18	GBP	2,790	4,774
Societe Generale SA	2.250%	1/23/20	EUR	4,000	5,284
Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,523
Societe Generale SA	4.000%	6/7/23	EUR	3,700	4,633
Suez Environnement Co.	5.500%	7/22/24	EUR	2,400	4,000
Suez Environnement Co.	4.820%	9/29/49	EUR	500	688
Thales SA	1.625%	3/20/18	EUR	2,500	3,344
Total Capital International SA	2.125%	3/15/23	EUR	3,000	3,946
Total Capital SA	4.700%	6/6/17	EUR	3,000	4,539
Total Capital SA	4.250%	12/8/17	GBP	550	933
Unibail-Rodamco SE	4.625%	9/23/16	EUR	3,000	4,417
Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,651
Unibail-Rodamco SE	2.500%	6/12/23	EUR	800	1,043
Veolia Environnement SA	4.375%	1/16/17	EUR	1,000	1,475
Veolia Environnement SA	4.247%	1/6/21	EUR	3,000	4,444
Veolia Environnement SA	6.125%	11/25/33	EUR	1,000	1,653
Veolia Environnement SA	6.125%	10/29/37	GBP	1,000	1,751
Veolia Environnement SA	4.450%	1/29/49	EUR	1,000	1,292
Veolia Environnement SA	4.850%	1/29/49	GBP	1,100	1,610
Vinci SA	4.125%	2/20/17	EUR	2,000	2,916
Vinci SA	3.375%	3/30/20	EUR	1,500	2,136
Vivendi SA	4.250%	12/1/16	EUR	2,150	3,132
Vivendi SA	4.125%	7/18/17	EUR	900	1,308
Vivendi SA	4.750%	7/13/21	EUR	2,000	3,013
					291,813
Sovereign Bonds (8.2%)
Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,298
Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	12,808
Areva SA	3.500%	3/22/21	EUR	3,500	4,771
BPIFrance Finance	2.750%	10/25/25	EUR	3,000	4,004
Caisse d'Amortissement de la Dette Sociale	2.250%	12/7/15	GBP	1,000	1,572
4 Caisse d'Amortissement de la Dette Sociale	3.000%	2/25/16	EUR	10,000	14,140
Caisse d'Amortissement de la Dette Sociale	3.625%	4/25/16	EUR	2,000	2,881
Caisse d'Amortissement de la Dette Sociale	4.125%	4/25/17	EUR	6,500	9,696
4 Caisse d'Amortissement de la Dette Sociale	1.000%	5/25/18	EUR	10,000	13,234
Caisse d'Amortissement de la Dette Sociale	3.750%	10/25/20	EUR	2,000	3,044
Caisse d'Amortissement de la Dette Sociale	4.375%	10/25/21	EUR	8,000	12,645
Caisse d'Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	7,728
Caisse d'Amortissement de la Dette Sociale	2.375%	1/25/24	EUR	3,500	4,653
Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	5,000	7,670
Caisse Nationale des Autoroutes	6.000%	10/26/15	EUR	943	1,404
Caisse Nationale des Autoroutes	4.500%	3/28/18	EUR	3,870	5,916
Electricite de France SA	6.250%	1/25/21	EUR	5,000	8,470
Electricite de France SA	3.875%	1/18/22	EUR	3,000	4,411
Electricite de France SA	4.625%	9/11/24	EUR	2,000	3,097
Electricite de France SA	6.250%	5/30/28	GBP	3,000	5,453
Electricite de France SA	4.500%	11/12/40	EUR	3,900	5,803
Electricite de France SA	5.500%	10/17/41	GBP	1,000	1,634
Electricite de France SA	5.375%	12/29/49	EUR	3,400	4,672
Electricite de France SA	6.000%	12/29/49	GBP	800	1,221
French Republic	4.000%	10/25/14	EUR	15,000	20,876

French Republic	2.500%	1/15/15	EUR	20,000	27,488
French Republic	3.500%	4/25/15	EUR	20,000	28,091
French Republic	2.000%	7/12/15	EUR	20,000	27,486
French Republic	3.000%	10/25/15	EUR	40,000	56,389
French Republic	0.250%	11/25/15	EUR	15,000	19,906
French Republic	2.250%	2/25/16	EUR	30,000	41,786
French Republic	3.250%	4/25/16	EUR	20,000	28,635
French Republic	2.500%	7/25/16	EUR	17,000	23,935
French Republic	5.000%	10/25/16	EUR	20,000	30,355
French Republic	1.750%	2/25/17	EUR	15,000	20,705
French Republic	3.750%	4/25/17	EUR	20,000	29,560
French Republic	1.000%	7/25/17	EUR	15,000	20,113
French Republic	4.250%	10/25/17	EUR	25,000	37,944
French Republic	4.000%	4/25/18	EUR	15,000	22,756
French Republic	1.000%	5/25/18	EUR	30,000	39,930
French Republic	4.250%	10/25/18	EUR	25,000	38,648
French Republic	1.000%	11/25/18	EUR	3,000	3,967
French Republic	4.250%	4/25/19	EUR	25,000	38,868
French Republic	3.750%	10/25/19	EUR	20,000	30,477
French Republic	3.500%	4/25/20	EUR	35,000	52,617
French Republic	2.500%	10/25/20	EUR	25,000	35,326
French Republic	3.750%	4/25/21	EUR	25,000	38,142
French Republic	3.250%	10/25/21	EUR	25,000	36,801
French Republic	3.000%	4/25/22	EUR	31,000	44,533
French Republic	2.250%	10/25/22	EUR	20,000	26,909
French Republic	1.750%	5/25/23	EUR	14,000	17,885
French Republic	4.250%	10/25/23	EUR	25,000	39,177
French Republic	3.500%	4/25/26	EUR	25,000	36,498
French Republic	2.750%	10/25/27	EUR	2,000	2,663
French Republic	5.500%	4/25/29	EUR	26,000	46,249
French Republic	5.750%	10/25/32	EUR	26,500	49,418
French Republic	4.750%	4/25/35	EUR	19,300	32,302
French Republic	4.000%	10/25/38	EUR	15,000	22,747
French Republic	4.500%	4/25/41	EUR	15,000	24,590
French Republic	3.250%	5/25/45	EUR	2,000	2,648
French Republic	4.000%	4/25/55	EUR	10,000	15,074
French Republic	4.000%	4/25/60	EUR	10,000	15,100
La Poste SA	2.750%	11/26/24	EUR	4,200	5,636
Region of Ile de France	2.250%	6/10/23	EUR	900	1,185
Reseau Ferre de France	5.500%	12/1/21	GBP	3,000	5,412
Reseau Ferre de France	4.375%	6/2/22	EUR	7,000	10,911
Reseau Ferre de France	5.000%	10/10/33	EUR	4,000	6,681
Reseau Ferre de France	4.830%	3/25/60	GBP	1,000	1,552
SA de Gestion des Stocks de Securite	1.750%	10/22/19	EUR	2,500	3,376
4 UNEDIC	2.125%	4/26/17	EUR	5,000	6,965
4 UNEDIC	1.250%	5/29/20	EUR	5,000	6,498
					1,317,035
Total France (Cost $1,828,227)					1,841,798
Germany (11.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Aareal Bank AG	1.375%	6/19/17	EUR	2,000	2,708
Aareal Bank AG	1.000%	6/28/18	EUR	500	660
Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	6,402
Berlin-Hannoversche Hypothekenbank AG	1.125%	2/5/18	EUR	5,000	6,679
Deutsche Bank AG	1.375%	9/7/20	EUR	2,000	2,629
Deutsche Hypothekenbank AG	1.375%	6/10/20	EUR	1,500	1,972

Deutsche Pfandbriefbank AG	2.625%	10/6/16	EUR	1,253	1,761
Deutsche Pfandbriefbank AG	1.625%	7/4/17	EUR	4,800	6,546
Deutsche Pfandbriefbank AG	1.875%	12/20/19	GBP	600	894
Deutsche Pfandbriefbank AG	1.500%	3/18/20	EUR	4,000	5,277
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	1,000	1,284
5 German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	4,754
Hypothekenbank Frankfurt AG	2.875%	1/19/16	EUR	8,637	12,117
Hypothekenbank Frankfurt AG	3.750%	5/25/16	EUR	4,491	6,478
Hypothekenbank Frankfurt International SA	2.500%	8/29/25	CHF	2,000	1,989
Landesbank Hessen-Thueringen Girozentrale	1.000%	6/26/18	EUR	1,800	2,385
Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	1,045
Muenchener Hypothekenbank eG	0.750%	9/11/17	EUR	3,000	3,969
Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	5,912
UniCredit Bank AG	2.625%	5/31/17	EUR	7,000	9,898
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	1.125%	5/29/20	EUR	2,500	3,247
					88,606
Corporate Bonds (1.1%)
Allianz Finance II BV	1.375%	3/13/18	EUR	2,100	2,801
3 Allianz Finance II BV	5.750%	7/8/41	EUR	3,000	4,464
Allianz Finance II BV	4.500%	3/13/43	GBP	500	763
3 Allianz SE	5.625%	10/17/42	EUR	2,000	2,934
BASF Finance Europe NV	5.125%	6/9/15	EUR	2,000	2,882
BASF SE	2.000%	12/5/22	EUR	3,000	3,919
3 Bayer AG	5.000%	7/29/05	EUR	1,000	1,389
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,000	1,329
BMW Finance NV	1.500%	6/5/18	EUR	1,500	2,009
BMW Finance NV	3.375%	12/14/18	GBP	450	733
BMW UK Capital plc	5.000%	10/2/17	GBP	500	862
BMW US Capital LLC	5.000%	5/28/15	EUR	5,000	7,168
BMW US Capital LLC	1.000%	7/18/17	EUR	5,000	6,620
Commerzbank AG	3.625%	7/10/17	EUR	3,500	4,968
Daimler AG	1.750%	5/21/15	EUR	3,000	4,068
Daimler AG	1.000%	7/8/16	EUR	1,000	1,338
Daimler AG	2.000%	5/5/17	EUR	1,000	1,375
Daimler AG	2.000%	6/25/21	EUR	600	790
Daimler AG	2.375%	3/8/23	EUR	2,000	2,639
Deutsche Bank AG	5.000%	6/24/20	EUR	1,500	2,191
Deutsche Bank AG	2.375%	1/11/23	EUR	4,000	5,289
Deutsche Boerse AG	1.125%	3/26/18	EUR	2,000	2,660
Deutsche Pfandbriefbank AG	2.000%	7/19/16	EUR	1,500	2,015
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,692
Deutsche Telekom International Finance BV	4.875%	9/23/14	GBP	700	1,109
Deutsche Telekom International Finance BV	2.125%	1/18/21	EUR	2,000	2,642
Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	2,000	3,750
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	3,000	4,501
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,000	2,619
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	3,000	4,727
DVB Bank SE	1.625%	5/28/18	EUR	2,000	2,645
E.ON International Finance BV	5.500%	10/2/17	EUR	4,000	6,243
E.ON International Finance BV	5.750%	5/7/20	EUR	2,000	3,316
3 Henkel AG & Co. KGaA	5.375%	11/25/04	EUR	1,000	1,413
K+S AG	3.000%	6/20/22	EUR	500	650
Linde AG	2.000%	4/18/23	EUR	2,500	3,246
3 Linde Finance BV	7.375%	7/14/66	EUR	1,000	1,521
3 Linde Finance BV	8.125%	7/14/66	GBP	400	695
Merck Financial Services GmbH	4.500%	3/24/20	EUR	1,000	1,543

3 Muenchener Rueckversicherungs AG	6.250%	5/26/42	EUR	1,500	2,335
Muenchener Rueckversicherungs AG	5.767%	6/29/49	EUR	2,000	2,810
RWE AG	4.625%	9/29/49	EUR	1,000	1,351
RWE Finance BV	5.000%	2/10/15	EUR	3,000	4,253
RWE Finance BV	6.625%	1/31/19	EUR	1,000	1,655
RWE Finance BV	1.875%	1/30/20	EUR	4,000	5,256
RWE Finance BV	6.500%	4/20/21	GBP	1,000	1,860
RWE Finance BV	5.625%	12/6/23	GBP	600	1,065
RWE Finance BV	6.250%	6/3/30	GBP	1,500	2,718
RWE Finance BV	4.750%	1/31/34	GBP	1,200	1,836
Siemens Financieringsmaatschappij NV	1.500%	3/10/20	EUR	4,000	5,259
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,425
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	1,000	1,382
3 Siemens Financieringsmaatschappij NV	5.250%	9/14/66	EUR	1,000	1,445
3 Siemens Financieringsmaatschappij NV	6.125%	9/14/66	GBP	480	798
Vier Gas Transport Gmbh	2.000%	6/12/20	EUR	1,500	2,001
Vier Gas Transport Gmbh	2.875%	6/12/25	EUR	1,000	1,318
Volkswagen Financial Services NV	2.000%	10/23/15	GBP	450	696
Volkswagen Financial Services NV	1.250%	5/23/16	GBP	2,800	4,245
Volkswagen Financial Services NV	1.250%	12/15/16	GBP	1,250	1,890
Volkswagen International Finance NV	1.250%	8/20/15	GBP	300	457
Volkswagen International Finance NV	1.000%	10/26/16	EUR	5,000	6,651
Volkswagen International Finance NV	2.000%	3/26/21	EUR	5,000	6,571
Volkswagen Leasing GmbH	1.500%	9/15/15	EUR	5,000	6,745
Wuerth Finance International BV	1.750%	5/21/20	EUR	4,130	5,434
					179,974
Sovereign Bonds (10.2%)
Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	1,000	1,315
Deutsche Bahn Finance BV	1.375%	10/30/17	GBP	1,500	2,303
Deutsche Bahn Finance BV	3.750%	6/1/21	EUR	2,000	3,028
Deutsche Bahn Finance BV	3.000%	3/8/24	EUR	4,000	5,674
3 EnBW Energie Baden-Wuerttemberg AG	7.375%	4/2/72	EUR	1,000	1,478
Erste Abwicklungsanstalt	1.125%	9/30/15	EUR	2,000	2,700
Erste Abwicklungsanstalt	1.125%	8/30/17	EUR	5,000	6,713
EWE AG	4.125%	11/4/20	EUR	2,000	2,955
Federal Republic of Germany	2.500%	2/27/15	EUR	75,000	103,452
Federal Republic of Germany	2.250%	4/10/15	EUR	100,000	137,781
Federal Republic of Germany	1.750%	10/9/15	EUR	25,000	34,427
Federal Republic of Germany	3.500%	1/4/16	EUR	50,000	71,858
Federal Republic of Germany	2.000%	2/26/16	EUR	50,000	69,597
Federal Republic of Germany	2.750%	4/8/16	EUR	140,000	198,683
Federal Republic of Germany	4.000%	7/4/16	EUR	15,000	22,129
Federal Republic of Germany	4.250%	7/4/17	EUR	20,000	30,570
Federal Republic of Germany	4.000%	1/4/18	EUR	20,000	30,659
Federal Republic of Germany	0.500%	2/23/18	EUR	25,000	33,149
Federal Republic of Germany	0.250%	4/13/18	EUR	13,500	17,647
Federal Republic of Germany	4.250%	7/4/18	EUR	20,000	31,264
Federal Republic of Germany	3.750%	1/4/19	EUR	55,000	84,893
Federal Republic of Germany	3.500%	7/4/19	EUR	15,000	23,041
Federal Republic of Germany	3.000%	7/4/20	EUR	22,000	33,150
Federal Republic of Germany	2.250%	9/4/20	EUR	5,000	7,194
Federal Republic of Germany	2.500%	1/4/21	EUR	10,000	14,607
Federal Republic of Germany	3.250%	7/4/21	EUR	6,000	9,203
Federal Republic of Germany	1.500%	5/15/23	EUR	13,000	17,105
Federal Republic of Germany	5.625%	1/4/28	EUR	14,000	26,769
Federal Republic of Germany	4.750%	7/4/28	EUR	1,500	2,657
Federal Republic of Germany	5.500%	1/4/31	EUR	45,000	87,305

Federal Republic of Germany	4.750%	7/4/34	EUR	4,500	8,321
Federal Republic of Germany	4.000%	1/4/37	EUR	41,000	69,957
Federal Republic of Germany	4.250%	7/4/39	EUR	500	900
Federal Republic of Germany	2.500%	7/4/44	EUR	25,000	33,744
FMS Wertmanagement AoeR	1.375%	1/16/15	EUR	6,000	8,110
5 FMS Wertmanagement AoeR	0.750%	12/15/17	GBP	1,000	1,496
FMS Wertmanagement AoeR	1.875%	5/9/19	EUR	6,000	8,262
5 FMS Wertmanagement AoeR	3.000%	9/8/21	EUR	6,000	8,771
Free State of Bavaria	3.500%	1/27/16	EUR	2,263	3,238
Free State of Bavaria	1.875%	2/7/19	EUR	3,000	4,126
Gemeinsame Deutsche Bundeslaender	2.000%	6/2/15	EUR	5,000	6,850
Gemeinsame Deutsche Bundeslaender	2.875%	2/9/16	EUR	2,100	2,958
Gemeinsame Deutsche Bundeslaender	2.625%	3/18/16	EUR	975	1,367
Gemeinsame Deutsche Bundeslaender	3.500%	10/7/19	EUR	1,500	2,242
Gemeinsame Deutsche Bundeslaender	1.375%	10/11/19	EUR	2,459	3,267
Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	3,000	3,917
5 KFW	0.625%	5/29/15	EUR	10,000	13,403
5 KFW	3.500%	7/4/15	EUR	10,000	14,133
5 KFW	4.375%	2/9/16	CAD	5,000	5,183
5 KFW	0.500%	2/26/16	EUR	10,000	13,352
5 KFW	1.375%	2/21/17	EUR	13,000	17,765
5 KFW	5.625%	8/25/17	GBP	1,000	1,795
5 KFW	0.875%	10/13/17	EUR	12,000	16,041
5 KFW	1.000%	12/7/17	GBP	5,000	7,562
5 KFW	0.875%	6/25/18	EUR	1,500	1,990
5 KFW	3.750%	7/18/18	AUD	10,000	8,967
5 KFW	3.875%	1/21/19	EUR	10,000	15,274
5 KFW	6.250%	12/4/19	AUD	4,000	4,019
5 KFW	1.125%	1/15/20	EUR	10,000	13,165
5 KFW	3.375%	1/18/21	EUR	10,000	15,056
5 KFW	5.550%	6/7/21	GBP	4,000	7,499
5 KFW	2.500%	1/17/22	EUR	10,000	14,177
5 KFW	2.500%	8/25/25	CHF	2,000	2,412
5 KFW	6.000%	12/7/28	GBP	3,000	6,082
5 KFW	5.750%	6/7/32	GBP	1,000	2,006
Land Thueringen	1.625%	8/17/20	EUR	2,462	3,279
Landeskreditbank Baden-Wuerttemberg
Foerderbank	0.750%	12/12/17	EUR	2,500	3,301
Landeskreditbank Baden-Wuerttemberg
Foerderbank	0.875%	12/15/17	GBP	1,000	1,504
5 Landwirtschaftliche Rentenbank	1.000%	12/15/17	GBP	1,000	1,514
5 Landwirtschaftliche Rentenbank	2.250%	5/22/19	NOK	10,000	1,653
5 Landwirtschaftliche Rentenbank	5.500%	3/9/20	AUD	15,000	14,390
5 Landwirtschaftliche Rentenbank	1.875%	5/11/20	EUR	1,500	2,053
5 Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	3,000	4,354
5 Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	7,500	6,486
NRW Bank	1.000%	11/10/15	EUR	3,000	4,037
NRW Bank	0.625%	8/1/16	EUR	6,000	7,978
NRW Bank	3.875%	1/27/20	EUR	4,000	6,077
State of Baden-Wurttemberg	3.250%	1/18/16	EUR	2,000	2,844
State of Berlin	3.125%	9/14/15	EUR	4,000	5,622
State of Berlin	4.125%	5/24/16	EUR	2,000	2,920
State of Berlin	3.500%	6/22/17	EUR	5,718	8,354
State of Berlin	3.125%	8/17/21	EUR	2,300	3,365
State of Berlin	1.875%	6/12/23	EUR	800	1,049
State of Hesse	2.000%	6/16/15	EUR	5,000	6,857
State of Hesse	2.750%	5/30/16	EUR	4,975	7,027

State of Hesse	1.750%	6/19/20	EUR	2,930	3,956
State of Hesse	1.750%	1/20/23	EUR	3,000	3,926
State of Lower Saxony	3.500%	2/22/16	EUR	2,000	2,860
State of Lower Saxony	1.375%	9/26/19	EUR	7,000	9,310
State of North Rhine-Westphalia	0.875%	12/4/17	EUR	17,000	22,492
State of North Rhine-Westphalia	2.250%	3/1/19	CHF	2,000	2,328
State of North Rhine-Westphalia	1.875%	9/15/22	EUR	5,000	6,596
State of North Rhine-Westphalia	2.000%	10/15/25	EUR	3,000	3,816
State of North Rhine-Westphalia	2.375%	5/13/33	EUR	700	869
State of Rhineland-Palatinate	2.875%	3/3/17	EUR	1,500	2,139
State of Rhineland-Palatinate	1.250%	1/16/20	EUR	2,000	2,623
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,459
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	5,154
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	3,252
					1,628,157
Total Germany (Cost $1,872,101)					1,896,737
Greece (0.0%)
Corporate Bonds (0.0%)
Coca-Cola HBC Finance BV (Cost $659)	2.375%	6/18/20	EUR	500	664
Hong Kong (0.1%)
Corporate Bonds (0.1%)
Hutchison Whampoa Europe Finance 13 Ltd.	3.750%	5/29/49	EUR	1,200	1,523
Hutchison Whampoa Finance 06 Ltd.	4.625%	9/21/16	EUR	2,000	2,924
Hutchison Whampoa Finance 09 Ltd.	4.750%	11/14/16	EUR	5,000	7,351
					11,798
Sovereign Bonds (0.0%)
Hong Kong Special Administrative Region	0.340%	5/9/16	HKD	35,000	4,468
Total Hong Kong (Cost $16,189)					16,266
Ireland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Bank of Ireland Mortgage Bank	3.250%	6/22/15	EUR	1,300	1,771
Bank of Ireland Mortgage Bank	2.750%	3/22/18	EUR	4,000	5,278
Depfa ACS Bank	3.875%	11/14/16	EUR	5,000	7,059
					14,108
Corporate Bonds (0.1%)
CRH Finance Ltd.	3.125%	4/3/23	EUR	1,650	2,191
Dali Capital plc	4.799%	12/21/37	GBP	150	227
GE Capital UK Funding	2.250%	9/8/15	GBP	450	698
Willow No.2 Ireland PLC for Zurich Insurance
Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,405
					4,521
Sovereign Bonds (0.5%)
DAA Finance plc	6.587%	7/9/18	EUR	500	774
ESB Finance Ltd.	4.375%	11/21/19	EUR	2,000	2,887
Ireland	4.600%	4/18/16	EUR	10,000	14,315
Ireland	4.500%	10/18/18	EUR	10,000	14,270
Ireland	4.400%	6/18/19	EUR	10,000	14,091
Ireland	4.500%	4/18/20	EUR	12,000	16,815
Ireland	5.000%	10/18/20	EUR	2,000	2,877
Ireland	3.900%	3/20/23	EUR	4,000	5,303
Ireland	5.400%	3/13/25	EUR	10,000	14,622
					85,954
Total Ireland (Cost $103,973)					104,583

Israel (0.2%)
Sovereign Bonds (0.2%)
State of Israel	2.500%	5/31/16	ILS	8,000	2,312
State of Israel	5.500%	2/28/17	ILS	33,000	10,524
State of Israel	6.000%	2/28/19	ILS	28,000	9,426
State of Israel	5.500%	1/31/22	ILS	20,000	6,593
State of Israel	4.250%	3/31/23	ILS	15,000	4,377
State of Israel	5.500%	1/31/42	ILS	6,000	1,839
Total Israel (Cost $34,435)					35,071
Italy (7.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Banca Carige SPA	4.250%	3/25/15	EUR	1,500	2,046
Banco Popolare SC	3.625%	3/31/17	EUR	3,000	3,988
Intesa Sanpaolo SPA	4.375%	8/16/16	EUR	3,000	4,329
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,794
UniCredit SPA	4.250%	7/29/16	EUR	3,000	4,312
UniCredit SPA	1.875%	1/31/19	EUR	3,600	4,713
Unione di Banche Italiane SCPA	5.250%	1/28/21	EUR	2,500	3,786
					28,968
Corporate Bonds (0.6%)
Assicurazioni Generali SPA	5.125%	9/16/24	EUR	1,000	1,415
3 Assicurazioni Generali SPA	10.125%	7/10/42	EUR	2,200	3,590
Atlantia SPA	5.625%	5/6/16	EUR	1,000	1,466
Atlantia SPA	3.375%	9/18/17	EUR	2,500	3,482
Atlantia SPA	4.500%	2/8/19	EUR	1,000	1,440
Enel Finance International NV	3.625%	4/17/18	EUR	104	143
Enel Finance International NV	4.875%	3/11/20	EUR	6,040	8,615
Enel Finance International NV	4.875%	4/17/23	EUR	5,000	6,916
Enel Finance International NV	5.750%	9/14/40	GBP	2,500	3,392
Eni SPA	4.750%	11/14/17	EUR	1,000	1,505
Eni SPA	3.750%	6/27/19	EUR	4,000	5,778
Generali Finance BV	5.317%	6/29/49	EUR	2,000	2,516
Generali Finance BV	6.214%	6/29/49	GBP	250	353
Intesa Sanpaolo SPA	4.875%	7/10/15	EUR	3,000	4,188
Intesa Sanpaolo SPA	4.125%	9/19/16	EUR	2,000	2,755
Intesa Sanpaolo SPA	4.000%	11/9/17	EUR	5,000	6,838
Intesa Sanpaolo SPA	4.125%	4/14/20	EUR	2,100	2,842
Intesa Sanpaolo SPA	5.150%	7/16/20	EUR	2,000	2,669
Luxottica Group SPA	4.000%	11/10/15	EUR	2,000	2,836
Snam SPA	2.000%	11/13/15	EUR	3,000	4,041
Snam SPA	3.875%	3/19/18	EUR	2,796	3,944
Snam SPA	5.000%	1/18/19	EUR	1,400	2,067
Snam SPA	3.375%	1/29/21	EUR	500	668
Telecom Italia SPA	5.625%	12/29/15	GBP	550	882
Telecom Italia SPA	7.000%	1/20/17	EUR	2,000	2,945
Telecom Italia SPA	7.375%	12/15/17	GBP	150	250
Telecom Italia SPA	4.000%	1/21/20	EUR	6,000	7,702
Telecom Italia SPA	5.875%	5/19/23	GBP	2,150	3,092
Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	3,000	4,480
UniCredit SPA	6.950%	10/31/22	EUR	4,000	5,470
					98,280
Sovereign Bonds (7.0%)
A2A SPA	4.500%	11/28/19	EUR	1,000	1,386
1 Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	2,000	2,518
Poste Italiane SPA	3.250%	6/18/18	EUR	400	539
Republic of Italy	4.250%	8/1/14	EUR	50,000	68,507

Republic of Italy	4.250%	2/1/15	EUR	50,000	69,223
Republic of Italy	3.000%	4/15/15	EUR	15,000	20,359
Republic of Italy	3.000%	6/15/15	EUR	15,000	20,363
Republic of Italy	4.500%	7/15/15	EUR	22,000	30,669
Republic of Italy	3.000%	11/1/15	EUR	15,000	20,370
Republic of Italy	2.750%	12/1/15	EUR	15,000	20,251
Republic of Italy	2.250%	5/15/16	EUR	12,000	15,945
Republic of Italy	3.750%	8/1/16	EUR	20,000	27,608
Republic of Italy	4.750%	9/15/16	EUR	10,000	14,169
Republic of Italy	4.000%	2/1/17	EUR	20,000	27,714
Republic of Italy	4.750%	5/1/17	EUR	10,000	14,149
Republic of Italy	4.750%	6/1/17	EUR	15,000	21,210
Republic of Italy	5.250%	8/1/17	EUR	15,000	21,623
Republic of Italy	3.500%	11/1/17	EUR	15,000	20,285
Republic of Italy	4.500%	2/1/18	EUR	10,000	14,058
Republic of Italy	3.500%	6/1/18	EUR	41,500	55,840
Republic of Italy	4.500%	8/1/18	EUR	25,000	35,115
Republic of Italy	4.500%	3/1/19	EUR	30,000	41,922
Republic of Italy	4.250%	9/1/19	EUR	25,000	34,516
Republic of Italy	4.500%	2/1/20	EUR	15,000	20,838
Republic of Italy	4.250%	3/1/20	EUR	10,000	13,704
Republic of Italy	4.000%	9/1/20	EUR	20,000	27,048
Republic of Italy	3.750%	3/1/21	EUR	15,000	19,908
Republic of Italy	3.750%	8/1/21	EUR	20,000	26,560
Republic of Italy	4.750%	9/1/21	EUR	15,000	20,969
Republic of Italy	5.000%	3/1/22	EUR	10,000	14,101
Republic of Italy	5.500%	9/1/22	EUR	15,000	21,667
Republic of Italy	5.500%	11/1/22	EUR	22,000	31,749
Republic of Italy	4.500%	5/1/23	EUR	25,000	33,586
1 Republic of Italy	4.750%	8/1/23	EUR	15,000	20,654
1 Republic of Italy	5.000%	3/1/25	EUR	15,000	20,699
Republic of Italy	4.500%	3/1/26	EUR	20,000	26,510
Republic of Italy	7.250%	11/1/26	EUR	10,000	16,553
Republic of Italy	6.500%	11/1/27	EUR	15,000	23,361
1 Republic of Italy	4.750%	9/1/28	EUR	20,000	26,693
Republic of Italy	5.250%	11/1/29	EUR	20,000	27,862
Republic of Italy	6.000%	5/1/31	EUR	30,000	45,127
Republic of Italy	5.750%	2/1/33	EUR	2,800	4,108
Republic of Italy	5.000%	8/1/34	EUR	20,000	26,871
Republic of Italy	4.000%	2/1/37	EUR	16,000	18,925
Republic of Italy	5.000%	8/1/39	EUR	12,000	15,966
Republic of Italy	5.000%	9/1/40	EUR	20,000	26,369
					1,128,167
Total Italy (Cost $1,258,328)					1,255,415
Japan (22.4%)
Corporate Bonds (0.5%)
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.460%	1/24/17	JPY	100,000	1,028
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.560%	1/20/21	JPY	400,000	4,294
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.390%	5/31/22	JPY	100,000	1,056
Mizuho Bank Ltd.	0.540%	7/20/16	JPY	1,000,000	10,290
Mizuho Bank Ltd.	2.250%	11/4/16	JPY	1,000,000	10,788
Mizuho Bank Ltd.	0.270%	1/24/18	JPY	600,000	6,096
MUFG Capital Finance 5 Ltd.	6.299%	1/29/49	GBP	330	546
Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	5,329
Nomura Europe Finance NV	5.500%	3/23/17	GBP	300	502
Nomura Europe Finance NV	1.875%	5/29/18	EUR	1,200	1,537

Norinchukin Bank	0.750%	2/27/15	JPY	170,000	1,750
Norinchukin Bank	0.700%	3/27/15	JPY	170,000	1,749
Norinchukin Bank	0.700%	4/27/15	JPY	100,000	1,029
Norinchukin Bank	0.500%	9/25/15	JPY	200,000	2,053
Norinchukin Bank	0.500%	11/27/15	JPY	200,000	2,054
Norinchukin Bank	0.550%	1/27/16	JPY	180,000	1,851
Norinchukin Bank	0.350%	6/27/17	JPY	700,000	7,166
Norinchukin Bank	0.300%	4/27/18	JPY	500,000	5,095
Shinkin Central Bank	0.450%	11/27/15	JPY	200,000	2,053
Shinkin Central Bank	0.700%	3/25/16	JPY	200,000	2,067
Shinkin Central Bank	0.450%	9/27/16	JPY	200,000	2,055
Shinkin Central Bank	0.350%	5/26/17	JPY	100,000	1,023
Shinkin Central Bank	0.350%	6/27/17	JPY	200,000	2,049
Shinkin Central Bank	0.300%	7/27/17	JPY	200,000	2,044
Shinkin Central Bank	0.300%	9/27/17	JPY	200,000	2,040
Sumitomo Mitsui Banking Corp.	1.430%	9/28/20	JPY	600,000	6,379
Toyota Motor Credit Corp.	4.000%	12/7/17	GBP	400	673
					84,596
Sovereign Bonds (21.9%)
6 Development Bank of Japan Inc.	1.750%	3/17/17	JPY	500,000	5,383
6 Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,927
Japan	0.600%	9/20/14	JPY	5,500,000	56,486
Japan	0.100%	11/15/14	JPY	15,200,000	155,226
Japan	0.500%	3/20/15	JPY	9,800,000	100,709
Japan	0.100%	5/15/15	JPY	6,000,000	61,299
Japan	0.200%	6/15/15	JPY	2,300,000	23,540
Japan	0.400%	6/20/15	JPY	5,000,000	51,336
Japan	0.300%	9/20/15	JPY	6,000,000	61,516
Japan	1.400%	9/20/15	JPY	2,000,000	20,984
Japan	0.500%	12/20/15	JPY	10,200,000	105,105
Japan	0.500%	3/20/16	JPY	500,000	5,155
Japan	0.600%	3/20/16	JPY	900,000	9,304
Japan	2.000%	3/20/16	JPY	900,000	9,641
Japan	0.300%	6/20/16	JPY	10,000,000	102,586
Japan	0.400%	6/20/16	JPY	9,000,000	92,590
Japan	0.400%	9/20/16	JPY	8,200,000	84,373
Japan	1.700%	3/20/17	JPY	1,500,000	16,150
Japan	0.200%	6/20/17	JPY	13,200,000	134,702
Japan	0.200%	9/20/17	JPY	10,500,000	107,058
Japan	0.100%	3/20/18	JPY	6,900,000	69,902
Japan	0.400%	3/20/18	JPY	2,860,000	29,378
Japan	1.700%	3/20/18	JPY	6,600,000	71,841
Japan	0.400%	6/20/18	JPY	1,400,000	14,372
Japan	1.500%	9/20/18	JPY	6,250,000	67,751
Japan	1.400%	12/20/18	JPY	5,000,000	54,037
Japan	2.600%	3/20/19	JPY	700,000	8,053
Japan	1.500%	6/20/19	JPY	1,000,000	10,897
Japan	1.400%	9/20/19	JPY	4,100,000	44,442
Japan	1.300%	12/20/19	JPY	8,200,000	88,377
Japan	1.300%	3/20/20	JPY	3,400,000	36,631
Japan	1.100%	6/20/20	JPY	5,600,000	59,526
Japan	1.300%	6/20/20	JPY	1,600,000	17,231
Japan	0.800%	9/20/20	JPY	4,400,000	45,747
Japan	1.200%	12/20/20	JPY	1,387,350	14,806
Japan	1.300%	3/20/21	JPY	2,000,000	21,458
Japan	1.200%	6/20/21	JPY	5,150,000	54,838
Japan	1.100%	9/20/21	JPY	650,000	6,865

Japan	1.000%	3/20/22	JPY	8,000,000	83,684
Japan	0.800%	6/20/22	JPY	5,000,000	51,354
Japan	0.800%	9/20/22	JPY	6,100,000	62,557
Japan	0.700%	12/20/22	JPY	4,000,000	40,593
Japan	0.800%	12/20/22	JPY	5,500,000	56,309
Japan	0.600%	3/20/23	JPY	4,800,000	48,177
Japan	0.800%	6/20/23	JPY	2,373,500	24,247
Japan	2.100%	6/20/25	JPY	3,000,000	34,559
Japan	2.000%	12/20/25	JPY	3,100,000	35,296
Japan	2.100%	12/20/26	JPY	4,100,000	46,920
Japan	2.200%	3/20/28	JPY	2,850,000	32,752
Japan	2.400%	6/20/28	JPY	500,000	5,873
Japan	2.100%	9/20/28	JPY	6,000,000	67,868
Japan	1.900%	12/20/28	JPY	5,000,000	54,997
Japan	2.100%	3/20/29	JPY	2,000,000	22,508
Japan	2.100%	6/20/29	JPY	200,000	2,246
Japan	2.100%	9/20/29	JPY	3,800,000	42,591
Japan	2.300%	5/20/30	JPY	170,000	1,943
Japan	1.600%	6/20/30	JPY	500,000	5,184
Japan	1.900%	9/20/30	JPY	2,600,000	28,047
Japan	2.000%	3/20/31	JPY	2,650,000	28,835
Japan	1.900%	6/20/31	JPY	2,600,000	27,821
Japan	1.800%	9/20/31	JPY	3,400,000	35,732
Japan	1.800%	12/20/31	JPY	2,600,000	27,254
Japan	1.700%	9/20/32	JPY	3,600,000	36,937
Japan	1.700%	12/20/32	JPY	2,845,000	29,128
Japan	1.100%	3/20/33	JPY	1,200,000	11,045
Japan	1.500%	3/20/33	JPY	80,000	790
Japan	1.600%	3/20/33	JPY	3,000,000	30,144
Japan	1.700%	6/20/33	JPY	800,000	8,161
Japan	2.400%	3/20/34	JPY	2,000,000	22,845
Japan	2.300%	3/20/35	JPY	1,500,000	16,872
Japan	2.300%	12/20/35	JPY	450,000	5,065
Japan	2.500%	6/20/36	JPY	1,200,000	13,980
Japan	2.300%	12/20/36	JPY	200,000	2,252
Japan	2.400%	3/20/37	JPY	2,000,000	22,923
Japan	2.500%	3/20/38	JPY	2,600,000	30,388
Japan	2.400%	9/20/38	JPY	2,300,000	26,441
Japan	2.300%	3/20/39	JPY	530,000	5,984
Japan	2.300%	3/20/40	JPY	2,000,000	22,598
Japan	2.000%	9/20/40	JPY	2,000,000	21,273
Japan	2.000%	3/20/42	JPY	2,940,850	31,238
Japan	1.900%	9/20/42	JPY	200,000	2,078
Japan	1.800%	3/20/43	JPY	2,200,000	22,313
Japan	1.900%	6/20/43	JPY	600,000	6,225
Japan	2.400%	3/20/48	JPY	1,000,000	11,652
Japan	2.200%	3/20/49	JPY	1,560,000	17,383
Japan	2.200%	3/20/51	JPY	1,400,000	15,559
Japan	2.000%	3/20/52	JPY	1,000,000	10,543
6 Japan Expressway Holding & Debt
Repayment Agency	0.300%	11/30/15	JPY	500,000	5,116
Japan Expressway Holding & Debt
Repayment Agency	0.360%	12/18/15	JPY	1,000,000	10,257
6 Japan Expressway Holding & Debt
Repayment Agency	1.500%	1/29/16	JPY	200,000	2,109
Japan Expressway Holding & Debt
Repayment Agency	2.120%	6/20/16	JPY	100,000	1,077

6 Japan Expressway Holding & Debt
Repayment Agency	2.000%	8/31/16	JPY	229,000	2,468
6 Japan Expressway Holding & Debt
Repayment Agency	1.900%	8/31/17	JPY	500,000	5,441
6 Japan Expressway Holding & Debt
Repayment Agency	1.500%	12/27/17	JPY	273,000	2,934
6 Japan Expressway Holding & Debt
Repayment Agency	1.600%	2/28/18	JPY	100,000	1,081
6 Japan Expressway Holding & Debt
Repayment Agency	1.700%	7/31/18	JPY	400,000	4,360
6 Japan Expressway Holding & Debt
Repayment Agency	1.300%	1/30/19	JPY	100,000	1,073
6 Japan Expressway Holding & Debt
Repayment Agency	1.200%	12/27/19	JPY	100,000	1,068
6 Japan Expressway Holding & Debt
Repayment Agency	1.300%	5/29/20	JPY	100,000	1,074
6 Japan Expressway Holding & Debt
Repayment Agency	0.900%	10/30/20	JPY	1,200,000	12,521
6 Japan Expressway Holding & Debt
Repayment Agency	0.895%	6/30/22	JPY	500,000	5,127
6 Japan Expressway Holding & Debt
Repayment Agency	0.839%	7/29/22	JPY	500,000	5,099
Japan Expressway Holding & Debt
Repayment Agency	0.765%	9/20/22	JPY	200,000	2,025
Japan Expressway Holding & Debt
Repayment Agency	0.796%	9/20/22	JPY	300,000	3,045
6 Japan Expressway Holding & Debt
Repayment Agency	0.834%	1/31/23	JPY	800,000	8,177
6 Japan Expressway Holding & Debt
Repayment Agency	0.815%	2/28/23	JPY	500,000	5,113
6 Japan Expressway Holding & Debt
Repayment Agency	0.668%	3/17/23	JPY	800,000	8,046
6 Japan Expressway Holding & Debt
Repayment Agency	2.100%	12/28/29	JPY	300,000	3,333
Japan Expressway Holding & Debt
Repayment Agency	0.500%	9/17/38	JPY	200,000	1,379
Japan Expressway Holding & Debt
Repayment Agency	0.500%	3/18/39	JPY	200,000	1,382
6 Japan Expressway Holding & Debt
Repayment Agency	2.300%	2/29/40	JPY	200,000	2,219
Japan Expressway Holding & Debt
Repayment Agency	2.960%	3/19/46	JPY	250,000	2,880
Japan Expressway Holding & Debt
Repayment Agency	2.870%	12/20/46	JPY	80,000	911
6 Japan Finance Organization for Municipalities	1.300%	5/25/15	JPY	1,000,000	10,417
Japan Finance Organization for Municipalities	1.570%	9/24/15	JPY	180,000	1,892
Japan Finance Organization for Municipalities	1.970%	6/20/18	JPY	500,000	5,515
6 Japan Finance Organization for Municipalities	1.900%	6/22/18	JPY	500,000	5,505
Japan Finance Organization for Municipalities	1.770%	9/25/18	JPY	400,000	4,385
6 Japan Finance Organization for Municipalities	1.600%	10/16/18	JPY	200,000	2,172
6 Japan Finance Organization for Municipalities	0.250%	10/29/18	JPY	300,000	3,045
6 Japan Finance Organization for Municipalities	0.900%	11/17/20	JPY	100,000	1,042
6 Japan Finance Organization for Municipalities	0.900%	3/14/22	JPY	600,000	6,197
6 Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	370,000	3,714
Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	500,000	5,031
Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	800,000	7,971
Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	5,439

Major Joint Local Government Bond	1.300%	9/25/15	JPY	100,000	1,046
Major Joint Local Government Bond	1.600%	11/25/15	JPY	315,800	3,333
Major Joint Local Government Bond	1.600%	12/25/15	JPY	112,800	1,190
Major Joint Local Government Bond	1.600%	2/25/16	JPY	150,000	1,586
Major Joint Local Government Bond	1.800%	1/25/17	JPY	109,000	1,173
Major Joint Local Government Bond	1.570%	2/23/18	JPY	500,000	5,398
Major Joint Local Government Bond	1.550%	9/25/18	JPY	100,000	1,081
Major Joint Local Government Bond	1.500%	10/25/18	JPY	100,000	1,083
Major Joint Local Government Bond	1.570%	5/24/19	JPY	453,900	4,944
Major Joint Local Government Bond	1.640%	6/25/19	JPY	100,000	1,094
Major Joint Local Government Bond	1.400%	7/25/19	JPY	300,000	3,245
Major Joint Local Government Bond	1.540%	8/23/19	JPY	100,000	1,090
Major Joint Local Government Bond	1.340%	10/25/19	JPY	300,000	3,229
Major Joint Local Government Bond	1.320%	12/25/19	JPY	100,000	1,077
Major Joint Local Government Bond	1.380%	3/25/20	JPY	100,000	1,078
Major Joint Local Government Bond	1.440%	4/24/20	JPY	200,000	2,165
Major Joint Local Government Bond	1.290%	6/25/20	JPY	130,000	1,396
Major Joint Local Government Bond	1.170%	7/24/20	JPY	100,000	1,065
Major Joint Local Government Bond	0.900%	10/23/20	JPY	300,000	3,129
Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	2,136
Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	5,235
Major Joint Local Government Bond	1.030%	9/24/21	JPY	400,000	4,191
Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	2,094
Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	4,190
Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	8,256
Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	7,052
Shoko Chukin Bank	0.200%	10/27/15	JPY	500,000	5,101
Shoko Chukin Bank	0.150%	2/26/16	JPY	500,000	5,098
Shoko Chukin Bank	0.250%	4/27/16	JPY	100,000	1,022
Shoko Chukin Bank	0.550%	6/27/16	JPY	100,000	1,030
Shoko Chukin Bank	0.400%	4/27/17	JPY	500,000	5,133
Tokyo Metropolitan Government	0.360%	6/19/15	JPY	100,000	1,025
Tokyo Metropolitan Government	1.730%	3/18/16	JPY	200,000	2,124
Tokyo Metropolitan Government	1.970%	3/18/16	JPY	303,000	3,238
Tokyo Metropolitan Government	2.000%	6/20/16	JPY	150,000	1,611
Tokyo Metropolitan Government	1.830%	9/20/16	JPY	101,000	1,083
Tokyo Metropolitan Government	1.840%	12/20/16	JPY	100,000	1,076
Tokyo Metropolitan Government	1.580%	6/20/19	JPY	200,000	2,181
Tokyo Metropolitan Government	1.380%	9/20/19	JPY	400,000	4,317
Tokyo Metropolitan Government	1.400%	3/19/20	JPY	400,000	4,320
Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	2,085
Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	5,223
Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	3,054
Tokyo Metropolitan Government	0.760%	12/20/22	JPY	100,000	1,016
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,075
					3,498,394
Total Japan (Cost $3,467,842)					3,582,990
Jersey, C.I. (0.0%)
Corporate Bonds (0.0%)
Heathrow Funding Ltd.	3.000%	6/8/15	GBP	400	627
Heathrow Funding Ltd.	4.375%	1/25/19	EUR	2,000	2,928
Total Jersey, C.I. (Cost $3,473)					3,555
Lithuania (0.0%)
Sovereign Bonds (0.0%)
Republic of Lithuania (Cost $4,423)	4.850%	2/7/18	EUR	3,000	4,362

Luxembourg (0.0%)
Corporate Bonds (0.0%)
3 Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	200	325
Sovereign Bonds (0.0%)
Gazprom OAO Via Gaz Capital SA	4.364%	3/21/25	EUR	300	402
Total Luxembourg (Cost $731)					727
Malaysia (0.4%)
Sovereign Bonds(0.4%)
Malaysia	4.262%	9/15/16	MYR	80,000	25,223
Malaysia	3.418%	8/15/22	MYR	15,000	4,435
Malaysia	3.480%	3/15/23	MYR	10,000	2,936
Malaysia	4.392%	4/15/26	MYR	10,000	3,174
Malaysia	4.127%	4/15/32	MYR	25,000	7,668
Malaysia Government Bond	4.378%	11/29/19	MYR	40,000	12,635
Total Malaysia (Cost $62,489)					56,071
Mexico (0.8%)
Corporate Bonds (0.1%)
America Movil SAB de CV	3.750%	6/28/17	EUR	1,500	2,161
America Movil SAB de CV	3.000%	7/12/21	EUR	2,500	3,389
America Movil SAB de CV	5.000%	10/27/26	GBP	1,500	2,473
					8,023
Sovereign Bonds (0.7%)
Pemex Project Funding Master Trust	5.500%	2/24/25	EUR	500	761
Petroleos Mexicanos	8.250%	6/2/22	GBP	2,250	4,244
United Mexican States	6.000%	6/18/15	MXN	240,000	19,389
United Mexican States	6.250%	6/16/16	MXN	80,000	6,569
United Mexican States	1.160%	8/8/16	JPY	300,000	3,064
United Mexican States	5.000%	6/15/17	MXN	181,000	14,220
United Mexican States	8.000%	6/11/20	MXN	60,000	5,346
United Mexican States	6.500%	6/10/21	MXN	90,000	7,293
United Mexican States	2.750%	4/22/23	EUR	3,000	3,891
United Mexican States	8.000%	12/7/23	MXN	147,600	13,160
United Mexican States	10.000%	12/5/24	MXN	111,000	11,441
United Mexican States	7.500%	6/3/27	MXN	50,000	4,260
United Mexican States	8.500%	5/31/29	MXN	40,000	3,642
United Mexican States	7.750%	5/29/31	MXN	70,000	5,894
United Mexican States	10.000%	11/20/36	MXN	10,000	1,025
United Mexican States	8.500%	11/18/38	MXN	105,000	9,381
United Mexican States	7.750%	11/13/42	MXN	48,000	3,961
					117,541
Total Mexico (Cost $139,654)					125,564
Netherlands (3.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
ABN AMRO Bank NV	3.500%	1/12/18	EUR	2,000	2,923
ABN AMRO Bank NV	1.875%	7/31/19	EUR	4,500	6,087
ABN AMRO Bank NV	3.500%	1/18/22	EUR	3,000	4,420
ING Bank NV	3.375%	1/11/18	EUR	5,000	7,302
ING Bank NV	1.875%	5/22/23	EUR	10,400	13,327
SNS Bank NV	2.125%	8/30/17	EUR	5,350	7,303
					41,362
Corporate Bonds (0.9%)
ABN AMRO Bank NV	4.250%	4/11/16	EUR	3,000	4,309
ABN AMRO Bank NV	4.125%	3/28/22	EUR	1,500	2,202
ABN AMRO Bank NV	7.125%	7/6/22	EUR	1,500	2,299
ABN AMRO Bank NV	2.500%	11/29/23	EUR	3,000	3,825

3 Achmea BV	6.000%	4/4/43	EUR	2,000	2,774
Achmea Hypotheekbank NV	2.000%	1/23/18	EUR	2,000	2,612
Aegon NV	6.625%	12/16/39	GBP	1,000	1,814
Ahold Finance USA LLC	6.500%	3/14/17	GBP	400	700
Akzo Nobel NV	8.000%	4/6/16	GBP	200	353
Akzo Nobel NV	4.000%	12/17/18	EUR	2,500	3,678
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.125%	10/27/14	GBP	750	1,199
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.000%	2/16/15	EUR	10,000	13,806
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.000%	9/10/15	GBP	550	883
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.250%	1/16/17	EUR	10,000	14,650
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.000%	2/6/19	CHF	1,000	1,139
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.625%	7/2/19	CHF	2,500	3,094
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.125%	1/12/21	EUR	5,000	7,461
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.000%	9/16/21	CHF	2,000	2,256
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.125%	9/14/22	EUR	3,000	4,087
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.000%	9/19/22	GBP	1,187	1,882
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.375%	5/22/23	EUR	5,000	6,448
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	9/14/27	GBP	1,250	1,953
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/23/41	GBP	800	1,305
E.ON International Finance BV	6.000%	10/30/19	GBP	1,000	1,838
E.ON International Finance BV	6.375%	6/7/32	GBP	2,000	3,824
F Van Lanschot Bankiers NV	3.125%	6/5/18	EUR	1,000	1,318
Gas Natural Fenosa Finance BV	3.875%	4/11/22	EUR	2,000	2,645
Heineken NV	2.000%	4/6/21	EUR	1,000	1,301
Heineken NV	2.875%	8/4/25	EUR	2,000	2,625
ING Bank NV	3.875%	5/24/16	EUR	1,500	2,137
ING Bank NV	3.875%	12/23/16	GBP	90	146
ING Bank NV	1.875%	2/27/18	EUR	4,000	5,318
ING Bank NV	4.875%	1/18/21	EUR	1,000	1,539
ING Bank NV	4.500%	2/21/22	EUR	2,500	3,762
ING Groep NV	4.125%	3/23/15	EUR	2,000	2,790
ING Groep NV	4.750%	5/31/17	EUR	2,000	2,960
Koninklijke KPN NV	5.750%	3/18/16	GBP	550	923
Koninklijke KPN NV	6.000%	5/29/19	GBP	400	704
Koninklijke KPN NV	3.750%	9/21/20	EUR	1,200	1,694
Koninklijke KPN NV	3.250%	2/1/21	EUR	3,630	4,923
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,000	1,684
LeasePlan Corp. NV	3.875%	9/16/15	EUR	2,000	2,809
LeasePlan Corp. NV	2.500%	9/19/16	EUR	500	684
PostNL NV	7.500%	8/14/18	GBP	1,200	2,115
Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	1,048
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,309
Shell International Finance BV	4.625%	5/22/17	EUR	2,000	3,027
Shell International Finance BV	4.375%	5/14/18	EUR	1,000	1,528

Unilever plc	4.750%	6/16/17	GBP	650	1,115
Wolters Kluwer NV	2.875%	3/21/23	EUR	2,000	2,659
					143,154
Sovereign Bonds (2.4%)
Alliander NV	5.500%	4/20/16	EUR	1,000	1,494
Alliander NV	2.875%	6/14/24	EUR	500	678
Alliander NV	4.875%	11/29/49	EUR	500	698
Bank Nederlandse Gemeenten	2.125%	7/14/15	EUR	6,000	8,245
Bank Nederlandse Gemeenten	0.750%	5/21/18	EUR	14,600	19,033
Bank Nederlandse Gemeenten	1.875%	12/7/18	GBP	2,000	3,084
Bank Nederlandse Gemeenten	2.250%	10/14/20	CHF	4,000	4,650
Bank Nederlandse Gemeenten	3.875%	5/26/23	EUR	3,000	4,578
Bank Nederlandse Gemeenten	5.200%	12/7/28	GBP	700	1,258
Deutsche Bahn Finance BV	1.500%	12/18/17	CHF	2,000	2,254
Enbw International Finance BV	6.125%	7/7/39	EUR	1,000	1,801
Enexis Holding NV	1.875%	11/13/20	EUR	1,500	1,968
Kingdom of Netherlands	0.750%	4/15/15	EUR	40,000	53,730
1 Kingdom of Netherlands	3.250%	7/15/15	EUR	10,000	14,086
1 Kingdom of Netherlands	4.000%	7/15/16	EUR	25,000	36,731
1 Kingdom of Netherlands	2.500%	1/15/17	EUR	30,000	42,483
1 Kingdom of Netherlands	4.000%	7/15/18	EUR	15,000	22,900
1 Kingdom of Netherlands	3.500%	7/15/20	EUR	15,000	22,761
1 Kingdom of Netherlands	2.250%	7/15/22	EUR	25,000	34,481
1 Kingdom of Netherlands	3.750%	1/15/23	EUR	10,000	15,468
1 Kingdom of Netherlands	1.750%	7/15/23	EUR	5,000	6,500
1 Kingdom of Netherlands	5.500%	1/15/28	EUR	10,000	18,435
1 Kingdom of Netherlands	2.500%	1/15/33	EUR	7,500	9,924
1 Kingdom of Netherlands	4.000%	1/15/37	EUR	10,500	17,471
1 Kingdom of Netherlands	3.750%	1/15/42	EUR	9,000	14,765
Nederlandse Gasunie NV	3.625%	10/13/21	EUR	1,500	2,220
Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	2,052
Nederlandse Waterschapsbank NV	2.500%	4/20/15	CHF	2,500	2,817
Nederlandse Waterschapsbank NV	2.375%	6/4/15	EUR	4,000	5,509
Nederlandse Waterschapsbank NV	1.750%	7/22/16	CHF	2,000	2,263
Nederlandse Waterschapsbank NV	2.125%	9/7/16	GBP	500	787
Nederlandse Waterschapsbank NV	1.625%	8/23/19	EUR	4,000	5,366
Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	7,423
TenneT Holding BV	4.500%	2/9/22	EUR	1,500	2,319
					390,232
Total Netherlands (Cost $570,692)					574,748
New Zealand (0.3%)
Corporate Bonds (0.0%)
ANZ New Zealand Int'l Ltd.	1.500%	12/17/15	GBP	450	691
BNZ International Funding Ltd.	1.250%	5/23/18	EUR	800	1,040
					1,731
Sovereign Bonds (0.3%)
New Zealand	6.000%	4/15/15	NZD	9,000	7,561
New Zealand	6.000%	12/15/17	NZD	7,500	6,581
New Zealand	5.000%	3/15/19	NZD	15,000	12,726
New Zealand	3.000%	4/15/20	NZD	7,500	5,663
New Zealand	6.000%	5/15/21	NZD	7,500	6,772
New Zealand	5.500%	4/15/23	NZD	7,500	6,590
					45,893
Total New Zealand (Cost $50,575)					47,624

Norway (0.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
DNB Boligkreditt AS	2.375%	4/11/17	EUR	6,000	8,393
DNB Boligkreditt AS	1.000%	1/22/18	EUR	6,000	7,938
DNB Boligkreditt AS	2.750%	3/21/22	EUR	3,500	4,920
SpareBank 1 Boligkreditt AS	1.500%	6/12/20	EUR	6,000	7,862
					29,113
Corporate Bonds (0.0%)
3 DNB Bank ASA	7.250%	6/23/20	GBP	75	124
3 DNB Bank ASA	4.750%	3/8/22	EUR	4,000	5,723
					5,847
Sovereign Bonds (0.3%)
Kingdom of Norway	5.000%	5/15/15	NOK	79,300	14,285
Kingdom of Norway	4.500%	5/22/19	NOK	20,300	3,888
Kingdom of Norway	3.750%	5/25/21	NOK	39,100	7,247
Kommunalbanken AS	1.125%	12/15/17	GBP	500	760
Norway Government Bond	2.000%	5/24/23	NOK	65,000	10,394
Statkraft AS	6.625%	4/2/19	EUR	2,950	4,918
Statoil ASA	5.625%	3/11/21	EUR	1,200	2,022
Statoil ASA	6.875%	3/11/31	GBP	750	1,560
Telenor ASA	2.500%	5/22/25	EUR	2,400	3,106
					48,180
Total Norway (Cost $84,074)					83,140
Poland (0.7%)
Sovereign Bonds (0.7%)
Republic of Poland	5.500%	4/25/15	PLN	39,300	12,848
Republic of Poland	3.625%	2/1/16	EUR	5,000	7,108
Republic of Poland	5.000%	4/25/16	PLN	54,100	17,822
Republic of Poland	4.750%	4/25/17	PLN	32,100	10,592
Republic of Poland	3.750%	4/25/18	PLN	15,000	4,776
Republic of Poland	5.500%	10/25/19	PLN	18,000	6,225
Republic of Poland	4.200%	4/15/20	EUR	8,000	12,077
Republic of Poland	5.250%	10/25/20	PLN	15,000	5,127
Republic of Poland	5.750%	10/25/21	PLN	50,100	17,673
Republic of Poland	4.000%	10/25/23	PLN	27,500	8,595
Republic of Poland	3.375%	7/9/24	EUR	5,000	6,885
Total Poland (Cost $112,141)					109,728
Portugal (0.0%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
Caixa Geral de Depositos SA (Cost $4,678)	3.750%	1/18/18	EUR	3,500	4,578
Romania (0.0%)
Sovereign Bonds (0.0%)
Republic of Romania	5.250%	6/17/16	EUR	3,000	4,282
Republic of Romania	4.875%	11/7/19	EUR	2,000	2,803
Total Romania (Cost $7,124)					7,085
Russia (0.1%)
Sovereign Bonds (0.1%)
Gazprom OAO Via Gaz Capital SA	3.389%	3/20/20	EUR	3,000	3,917
Russian Railways via RZD Capital plc	2.177%	2/26/18	CHF	3,000	3,235
Russian Railways via RZD Capital plc	3.374%	5/20/21	EUR	2,000	2,528
Vnesheconombank Via VEB Finance plc	3.035%	2/21/18	EUR	2,000	2,606
Total Russia (Cost $12,389)					12,286

Singapore (0.3%)
Sovereign Bonds (0.3%)
Republic of Singapore	0.500%	4/1/18	SGD	35,000	27,129
Republic of Singapore	2.250%	6/1/21	SGD	6,000	4,776
Republic of Singapore	3.500%	3/1/27	SGD	13,000	10,813
Republic of Singapore	2.750%	4/1/42	SGD	2,200	1,560
Total Singapore (Cost $46,759)					44,278
Slovakia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovakia	4.625%	1/19/17	EUR	3,000	4,460
Republic of Slovakia	4.000%	4/27/20	EUR	4,000	5,992
Republic of Slovakia	4.350%	10/14/25	EUR	5,000	7,454
Total Slovakia (Cost $17,839)					17,906
Slovenia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovakia	2.750%	3/17/15	EUR	2,000	2,657
Republic of Slovakia	4.375%	2/6/19	EUR	2,000	2,513
Republic of Slovakia	4.125%	1/26/20	EUR	2,000	2,403
Total Slovenia (Cost $7,487)					7,573
South Africa (0.4%)
Sovereign Bonds (0.4%)
Republic of South Africa	8.250%	9/15/17	ZAR	50,000	5,311
Republic of South Africa	8.000%	12/21/18	ZAR	50,000	5,276
Republic of South Africa	7.250%	1/15/20	ZAR	100,000	10,071
Republic of South Africa	6.750%	3/31/21	ZAR	190,000	18,378
Republic of South Africa	10.500%	12/21/26	ZAR	100,000	12,050
Republic of South Africa	7.000%	2/28/31	ZAR	60,000	5,157
Republic of South Africa	6.500%	2/28/41	ZAR	50,000	3,747
Republic of South Africa	8.750%	2/28/48	ZAR	50,000	4,831
Total South Africa (Cost $76,024)					64,821
South Korea (2.0%)
Sovereign Bonds (2.0%)
Bank of Korea	2.840%	12/2/14	KRW	26,140,000	23,303
Bank of Korea	2.470%	4/2/15	KRW	20,000,000	17,715
Export-Import Bank of Korea	2.000%	4/30/20	EUR	1,800	2,322
Korea Development Bank	1.500%	5/30/18	EUR	600	786
Republic of Korea	3.250%	12/10/14	KRW	21,000,000	18,821
Republic of Korea	4.500%	3/10/15	KRW	38,000,000	34,744
Republic of Korea	2.750%	12/10/15	KRW	25,000,000	22,185
Republic of Korea	4.000%	3/10/16	KRW	14,000,000	12,791
Republic of Korea	3.500%	9/10/16	KRW	33,000,000	29,800
Republic of Korea	2.750%	3/10/18	KRW	44,000,000	38,430
Republic of Korea	2.500%	4/30/18	KRW	20,000,000	17,087
Republic of Korea	5.000%	6/10/20	KRW	31,500,000	30,797
Republic of Korea	3.000%	3/10/23	KRW	22,000,000	18,826
Republic of Korea	5.250%	3/10/27	KRW	4,500,000	4,730
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	21,649
Republic of Korea	4.000%	12/10/31	KRW	22,000,000	20,484
Republic of Korea	3.000%	12/10/42	KRW	6,500,000	4,996
Total South Korea (Cost $328,232)					319,466
Spain (5.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Ayt Cedulas Cajas Fondo de Titulizacion	4.500%	12/2/19	EUR	5,000	6,337
Ayt Cedulas Cajas Global	4.000%	3/24/21	EUR	1,000	1,175
Ayt Cedulas Cajas Global	3.750%	12/14/22	EUR	800	876

Ayt Cedulas Cajas Global	4.750%	5/25/27	EUR	2,000	2,150
AyT Cedulas Cajas IX Fondo de Titulizacion	3.750%	3/31/15	EUR	5,000	6,696
AyT Cedulas Cajas IX Fondo de Titulizacion	4.000%	3/31/20	EUR	5,000	6,068
AyT Cedulas Cajas VIII Fondo de Titulizacion
de Activos	4.000%	11/18/14	EUR	2,300	3,105
Banco Bilbao Vizcaya Argentaria SA	4.250%	3/30/15	EUR	5,000	6,934
Banco Bilbao Vizcaya Argentaria SA	4.750%	2/10/16	EUR	4,800	6,818
Banco Bilbao Vizcaya Argentaria SA	3.625%	1/18/17	EUR	1,000	1,394
Banco Bilbao Vizcaya Argentaria SA	3.500%	10/7/20	EUR	1,000	1,356
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	5,000	6,890
Banco de Sabadell SA	3.625%	2/16/15	EUR	4,500	6,127
Banco de Sabadell SA	3.375%	1/23/18	EUR	4,000	5,323
Banco Espanol de Credito SA	3.500%	1/27/15	EUR	3,400	4,657
Banco Espanol de Credito SA	4.625%	3/30/15	EUR	1,100	1,535
Banco Espanol de Credito SA	3.625%	9/7/15	EUR	3,000	4,135
Banco Espanol de Credito SA	3.750%	6/17/16	EUR	5,000	6,946
Banco Popular Espanol SA	4.125%	3/30/17	EUR	4,500	6,118
Banco Popular Espanol SA	3.750%	1/22/19	EUR	3,000	3,911
Banco Santander SA	3.125%	9/28/15	EUR	1,500	2,051
Banco Santander SA	4.625%	1/20/16	EUR	1,400	1,981
Banco Santander SA	2.875%	1/30/18	EUR	5,500	7,416
Bankinter SA	2.750%	7/26/16	EUR	2,600	3,480
CaixaBank	3.500%	3/31/16	EUR	1,500	2,060
CaixaBank	5.125%	4/27/16	EUR	10,000	14,287
CaixaBank	4.625%	6/4/19	EUR	5,400	7,769
Caja Rural de Navarra	2.875%	6/11/18	EUR	700	917
Cedulas TDA 6 Fondo de Titulizacion de
Activos	3.875%	5/23/25	EUR	5,000	5,009
Cedulas TDA 6 Fondo de Titulizacion de
Activos	4.250%	4/10/31	EUR	3,000	2,859
IM Cedulas 10	4.500%	2/21/22	EUR	1,300	1,546
IM Cedulas 6-M1 - Fondo de Titulizacion	3.500%	12/2/15	EUR	3,500	4,574
Kutxabank SA	3.000%	2/1/17	EUR	2,500	3,389
Santander Consumer Finance SA	3.875%	3/23/16	EUR	1,400	1,947
					147,836
Corporate Bonds (0.5%)
Abertis Infraestructuras SA	4.750%	10/25/19	EUR	3,500	5,054
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	1,000	1,310
BBVA Senior Finance SAU	3.250%	3/21/16	EUR	5,000	6,731
Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	912
Gas Natural Capital Markets SA	5.625%	2/9/17	EUR	3,000	4,457
Gas Natural Capital Markets SA	5.375%	5/24/19	EUR	2,600	3,870
Iberdrola Finanzas SAU	4.750%	1/25/16	EUR	2,500	3,582
Iberdrola International BV	4.500%	9/21/17	EUR	600	866
Iberdrola International BV	3.500%	2/1/21	EUR	3,000	4,033
Iberdrola International BV	5.750%	2/27/49	EUR	1,000	1,316
Red Electrica Financiaciones SA Unipersonal	3.500%	10/7/16	EUR	2,500	3,481
Red Electrica Financiaciones SA Unipersonal	2.375%	5/31/19	EUR	800	1,031
Red Electrica Financiaciones SA Unipersonal	4.875%	4/29/20	EUR	2,000	2,899
Repsol International Finance BV	2.625%	5/28/20	EUR	3,500	4,492
Santander International Debt SAU	4.625%	3/21/16	EUR	3,000	4,185
Santander International Debt SAU	4.000%	1/24/20	EUR	3,500	4,756
3 Santander Issuances SAU	7.300%	7/27/19	GBP	450	701
Telefonica Emisiones SAU	4.375%	2/2/16	EUR	4,000	5,638
Telefonica Emisiones SAU	2.736%	5/29/19	EUR	6,000	7,824
Telefonica Emisiones SAU	4.693%	11/11/19	EUR	2,000	2,858

Telefonica Emisiones SAU	3.987%	1/23/23	EUR	4,300	5,627
					75,623
Sovereign Bonds (3.8%)
7 FADE - Fondo de Amortizacion del Deficit
Electrico	2.875%	9/17/16	EUR	5,000	6,638
7 FADE - Fondo de Amortizacion del Deficit
Electrico	3.875%	3/17/18	EUR	2,000	2,697
7 FADE - Fondo de Amortizacion del Deficit
Electrico	5.900%	3/17/21	EUR	2,000	2,904
7 Instituto de Credito Oficial	4.750%	4/30/20	EUR	2,000	2,729
IPIC GMTN Ltd.	5.875%	3/14/21	EUR	3,000	4,737
Kingdom of Spain	3.300%	10/31/14	EUR	14,000	18,993
Kingdom of Spain	4.400%	1/31/15	EUR	15,000	20,726
Kingdom of Spain	3.000%	4/30/15	EUR	25,000	33,773
Kingdom of Spain	4.000%	7/30/15	EUR	25,000	34,378
Kingdom of Spain	3.750%	10/31/15	EUR	20,000	27,357
Kingdom of Spain	3.150%	1/31/16	EUR	10,000	13,513
Kingdom of Spain	3.250%	4/30/16	EUR	20,000	27,085
Kingdom of Spain	3.300%	7/30/16	EUR	10,000	13,527
Kingdom of Spain	4.250%	10/31/16	EUR	15,000	20,805
Kingdom of Spain	3.800%	1/31/17	EUR	25,000	34,165
Kingdom of Spain	5.500%	7/30/17	EUR	15,000	21,706
Kingdom of Spain	4.500%	1/31/18	EUR	20,000	27,885
Kingdom of Spain	4.100%	7/30/18	EUR	8,000	10,989
Kingdom of Spain	4.600%	7/30/19	EUR	30,000	41,750
Kingdom of Spain	4.300%	10/31/19	EUR	10,000	13,625
Kingdom of Spain	4.000%	4/30/20	EUR	10,000	13,239
Kingdom of Spain	4.850%	10/31/20	EUR	14,000	19,435
Kingdom of Spain	5.500%	4/30/21	EUR	15,000	21,599
Kingdom of Spain	5.850%	1/31/22	EUR	10,000	14,586
1 Kingdom of Spain	5.400%	1/31/23	EUR	20,000	28,147
1 Kingdom of Spain	4.400%	10/31/23	EUR	5,000	6,508
Kingdom of Spain	4.800%	1/31/24	EUR	10,000	13,396
Kingdom of Spain	4.650%	7/30/25	EUR	10,000	13,092
Kingdom of Spain	5.900%	7/30/26	EUR	10,000	14,527
1 Kingdom of Spain	5.150%	10/31/28	EUR	4,000	5,404
Kingdom of Spain	6.000%	1/31/29	EUR	10,000	14,694
Kingdom of Spain	5.750%	7/30/32	EUR	20,000	28,602
Kingdom of Spain	4.200%	1/31/37	EUR	15,000	17,238
Kingdom of Spain	4.900%	7/30/40	EUR	5,000	6,355
Kingdom of Spain	4.700%	7/30/41	EUR	10,000	12,312
					609,116
Total Spain (Cost $834,115)					832,575
Supranational (2.7%)
Sovereign Bonds (2.7%)
Asian Development Bank	3.500%	7/25/18	AUD	8,850	7,898
Council Of Europe Development Bank	1.750%	12/19/16	GBP	1,000	1,560
European Bank for Reconstruction &
Development	5.625%	12/7/28	GBP	1,000	1,923
8 European Financial Stability Facility	1.125%	6/1/15	EUR	13,000	17,525
8 European Financial Stability Facility	2.750%	7/18/16	EUR	5,000	7,068
8 European Financial Stability Facility	0.750%	6/5/17	EUR	2,500	3,303
8 European Financial Stability Facility	0.875%	4/16/18	EUR	20,000	26,247
8 European Financial Stability Facility	2.625%	5/2/19	EUR	10,000	14,190
8 European Financial Stability Facility	1.500%	1/22/20	EUR	7,600	10,035
8 European Financial Stability Facility	2.250%	9/5/22	EUR	3,000	4,045

8 European Financial Stability Facility	1.875%	5/23/23	EUR	15,000	19,336
8 European Financial Stability Facility	3.375%	4/3/37	EUR	3,000	4,320
European Investment Bank	4.250%	2/4/15	NOK	6,700	1,177
European Investment Bank	4.375%	7/8/15	GBP	5,400	8,784
European Investment Bank	2.500%	7/22/15	CHF	2,000	2,262
European Investment Bank	3.125%	10/15/15	EUR	8,000	11,289
European Investment Bank	3.500%	4/15/16	EUR	15,000	21,575
European Investment Bank	1.750%	4/21/17	CHF	2,000	2,267
European Investment Bank	4.250%	5/19/17	NOK	20,000	3,624
European Investment Bank	4.750%	10/15/17	EUR	20,000	30,870
European Investment Bank	1.375%	1/15/18	GBP	5,000	7,625
European Investment Bank	1.000%	7/13/18	EUR	10,000	13,279
European Investment Bank	1.500%	2/1/19	GBP	5,000	7,509
European Investment Bank	1.250%	8/2/19	CHF	3,000	3,340
European Investment Bank	4.625%	4/15/20	EUR	20,000	31,820
European Investment Bank	2.375%	7/10/20	CHF	2,500	2,954
European Investment Bank	6.000%	8/6/20	AUD	12,000	11,642
European Investment Bank	2.250%	10/14/22	EUR	5,000	6,768
European Investment Bank	2.500%	10/31/22	GBP	4,500	6,717
European Investment Bank	4.500%	10/15/25	EUR	15,000	24,292
European Investment Bank	3.500%	4/15/27	EUR	5,000	7,355
European Investment Bank	3.750%	12/7/27	GBP	1,500	2,364
European Investment Bank	6.000%	12/7/28	GBP	1,000	1,961
European Investment Bank	4.000%	4/15/30	EUR	7,000	10,896
European Investment Bank	3.125%	6/30/36	CHF	1,000	1,326
European Investment Bank	3.875%	6/8/37	GBP	2,300	3,485
European Investment Bank	4.000%	10/15/37	EUR	5,000	8,052
European Investment Bank	5.000%	4/15/39	GBP	2,000	3,562
European Investment Bank	2.750%	3/15/40	EUR	1,000	1,318
European Union	2.500%	12/4/15	EUR	18,000	25,139
European Union	3.500%	6/4/21	EUR	5,000	7,533
European Union	3.000%	9/4/26	EUR	5,000	7,073
European Union	2.875%	4/4/28	EUR	5,000	6,897
European Union	3.375%	4/4/32	EUR	3,000	4,377
European Union	3.375%	4/4/38	EUR	2,000	2,929
European Union	3.750%	4/4/42	EUR	3,000	4,712
International Bank for Reconstruction &
Development	3.875%	5/20/19	EUR	3,000	4,585
International Bank for Reconstruction &
Development	5.750%	10/21/19	AUD	7,000	6,910
International Bank for Reconstruction &
Development	5.400%	6/7/21	GBP	200	375
International Bank for Reconstruction &
Development	5.750%	6/7/32	GBP	1,000	2,014
Total Supranational (Cost $429,983)					428,107
Sweden (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
Lansforsakringar Hypotek AB	4.000%	3/15/16	SEK	40,000	6,493
Nordea Hypotek AB	3.250%	6/17/15	SEK	73,000	11,563
Nordea Hypotek AB	3.000%	6/21/17	SEK	51,000	8,094
Nordea Hypotek AB	2.000%	6/20/18	SEK	40,000	6,028
Skandinaviska Enskilda Banken AB	4.250%	6/15/16	SEK	50,000	8,197
Skandinaviska Enskilda Banken AB	3.000%	6/21/17	SEK	50,000	7,920
Skandinaviska Enskilda Banken AB	1.500%	2/25/20	EUR	5,000	6,616
Stadshypotek AB	6.000%	3/18/15	SEK	90,000	14,823
Stadshypotek AB	6.000%	9/21/16	SEK	50,000	8,629
Stadshypotek AB	3.000%	3/21/18	SEK	65,000	10,274

Stadshypotek AB	1.000%	6/19/18	EUR	5,000	6,588
Swedbank Hypotek AB	3.750%	3/18/15	SEK	60,000	9,529
Swedbank Hypotek AB	3.750%	6/15/16	SEK	75,000	12,146
Swedbank Hypotek AB	3.750%	12/20/17	SEK	40,000	6,525
Swedbank Hypotek AB	1.125%	5/7/20	EUR	5,000	6,427
					129,852
Corporate Bonds (0.2%)
Atlas Copco AB	2.500%	2/28/23	EUR	1,500	2,005
Nordea Bank AB	3.875%	12/15/15	GBP	300	485
Nordea Bank AB	4.500%	3/26/20	EUR	2,000	2,881
Nordea Bank AB	4.000%	6/29/20	EUR	3,743	5,575
Skandinaviska Enskilda Banken AB	1.875%	11/14/19	EUR	2,620	3,492
3 Skandinaviska Enskilda Banken AB	4.000%	9/12/22	EUR	2,500	3,507
Svenska Cellulosa AB	2.500%	6/9/23	EUR	700	913
Svenska Handelsbanken AB	3.750%	2/24/17	EUR	2,500	3,618
Svenska Handelsbanken AB	2.250%	6/14/18	EUR	2,500	3,433
Svenska Handelsbanken AB	4.375%	10/20/21	EUR	180	277
Swedbank AB	1.750%	6/18/15	EUR	3,500	4,739
Swedish Match AB	3.875%	11/24/17	EUR	500	723
TeliaSonera AB	4.750%	11/16/21	EUR	3,000	4,737
Volvo Treasury AB	5.000%	5/31/17	EUR	600	898
					37,283
Sovereign Bonds (0.5%)
Kingdom of Sweden	4.500%	8/12/15	SEK	21,400	3,510
Kingdom of Sweden	0.875%	1/31/18	EUR	3,000	4,006
Kingdom of Sweden	4.250%	3/12/19	SEK	147,000	25,721
Kingdom of Sweden	5.000%	12/1/20	SEK	25,000	4,664
Kingdom of Sweden	3.500%	6/1/22	SEK	15,000	2,579
Kingdom of Sweden	1.500%	11/13/23	SEK	103,900	15,005
Kingdom of Sweden	3.500%	3/30/39	SEK	35,000	5,995
Svensk Exportkredit AB	1.125%	12/15/16	GBP	500	763
Vattenfall AB	6.750%	1/31/19	EUR	1,000	1,672
Vattenfall AB	6.250%	3/17/21	EUR	2,000	3,408
Vattenfall AB	6.875%	4/15/39	GBP	500	1,033
Vattenfall AB	5.250%	6/29/49	EUR	1,000	1,397
					69,753
Total Sweden (Cost $237,231)					236,888
Switzerland (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
Credit Suisse AG	2.625%	12/1/15	EUR	5,000	6,959
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	4/10/15	CHF	5,000	5,620
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.875%	9/28/15	CHF	1,000	1,120
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	3.000%	6/27/17	CHF	1,000	1,189
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.375%	1/27/21	CHF	5,000	5,873
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,665
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,256
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	3/30/26	CHF	1,000	1,190
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,664

Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,366
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	2.625%	3/15/15	CHF	3,000	3,373
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	2.500%	6/30/15	CHF	1,380	1,556
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	1.750%	4/12/17	CHF	1,000	1,133
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	3.500%	6/21/18	CHF	500	616
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	0.875%	12/3/18	CHF	800	874
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,121
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,258
Pfandbriefzentrale der Schweizerischen
Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,103
UBS AG	2.250%	1/10/17	EUR	6,000	8,364
					59,300
Corporate Bonds (0.3%)
ABB Finance BV	2.625%	3/26/19	EUR	1,000	1,394
3 Aquarius & Investments plc for Zurich
Insurance Co. Ltd.	4.250%	10/2/43	EUR	310	408
3 Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	1,000	1,589
Credit Suisse AG	2.125%	2/5/15	CHF	4,000	4,447
Credit Suisse AG	2.875%	9/24/15	EUR	7,500	10,381
Glencore Finance Europe SA	4.625%	4/3/18	EUR	2,500	3,621
Glencore Finance Europe SA	2.625%	12/3/18	CHF	1,000	1,109
Holcim GB Finance Ltd.	8.750%	4/24/17	GBP	550	1,027
Holcim Ltd.	3.000%	11/22/22	CHF	3,000	3,439
Nestle Finance International Ltd.	0.750%	10/17/16	EUR	2,000	2,673
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	600	867
Roche Finance Europe BV	2.000%	6/25/18	EUR	1,000	1,388
Roche Kapitalmarkt AG	4.500%	3/23/17	CHF	5,000	6,166
Swiss Reinsurance Co. via ELM BV	5.252%	5/29/49	EUR	250	341
Syngenta Finance NV	4.125%	4/22/15	EUR	2,000	2,821
UBS AG	3.500%	7/15/15	EUR	470	657
UBS AG	3.125%	1/18/16	EUR	3,000	4,200
UBS AG	6.375%	7/20/16	GBP	400	692
UBS AG	6.625%	4/11/18	GBP	1,250	2,281
3 UBS AG	4.500%	9/16/19	EUR	2,000	2,705
3 UBS AG	5.250%	6/21/21	GBP	450	729
Zurich Insurance Co. Ltd.	4.625%	5/29/49	CHF	2,000	2,230
					55,165
Sovereign Bonds (0.8%)
Canton of Zurich	2.375%	2/3/16	CHF	1,000	1,139
Canton of Zurich	0.500%	12/3/20	CHF	2,595	2,725
Swiss Confederation	3.750%	6/10/15	CHF	10,831	12,534
Swiss Confederation	2.500%	3/12/16	CHF	21,000	24,205
Swiss Confederation	2.000%	10/12/16	CHF	2,100	2,412
Swiss Confederation	4.250%	6/5/17	CHF	17,000	21,254
Swiss Confederation	3.000%	1/8/18	CHF	16,100	19,525
Swiss Confederation	3.000%	5/12/19	CHF	1,000	1,240
Swiss Confederation	2.000%	4/28/21	CHF	6,000	7,068
Swiss Confederation	2.000%	5/25/22	CHF	1,000	1,181

Swiss Confederation	1.250%	6/11/24	CHF	3,000	3,301
Swiss Confederation	3.250%	6/27/27	CHF	8,000	10,818
Swiss Confederation	1.250%	6/27/37	CHF	5,000	5,131
Swiss Confederation	1.500%	4/30/42	CHF	9,200	9,930
Swisscom AG	2.625%	8/31/22	CHF	1,000	1,187
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,190
Zuercher Kantonalbank	2.125%	2/5/18	CHF	3,500	4,037
					129,877
Total Switzerland (Cost $241,265)					244,342
Thailand (0.4%)
Sovereign Bonds (0.4%)
Kingdom of Thailand	3.625%	5/22/15	THB	150,000	4,857
Kingdom of Thailand	3.250%	6/16/17	THB	500,000	15,942
Kingdom of Thailand	3.875%	6/13/19	THB	500,000	16,211
Kingdom of Thailand	3.625%	6/16/23	THB	400,000	12,473
Kingdom of Thailand	3.580%	12/17/27	THB	277,000	8,257
Kingdom of Thailand	3.775%	6/25/32	THB	100,000	2,927
Kingdom of Thailand	3.800%	6/14/41	THB	150,000	4,150
Total Thailand (Cost $70,040)					64,817
Turkey (0.0%)
Sovereign Bonds (0.0%)
Republic of Turkey	5.000%	3/1/16	EUR	1,000	1,422
Republic of Turkey	5.125%	5/18/20	EUR	3,000	4,263
Total Turkey (Cost $5,724)					5,685
United Kingdom (7.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Abbey National Treasury Services plc	3.375%	6/18/16	EUR	1,900	2,652
Abbey National Treasury Services plc	3.625%	9/8/16	EUR	11,100	15,978
Abbey National Treasury Services plc	4.375%	1/24/18	EUR	1,000	1,507
Abbey National Treasury Services plc	5.750%	3/2/27	GBP	3,355	6,253
Abbey National Treasury Services plc	5.250%	2/16/30	GBP	758	1,342
Annington Finance No 4 plc	0.000%	12/7/22	GBP	1,740	1,910
Annington Finance No 4 plc	0.000%	1/10/23	GBP	1,000	1,043
Annington Repackaging No 1 Ltd.	5.324%	1/10/23	GBP	100	169
Arqiva Financing plc	4.882%	12/31/32	GBP	1,200	1,852
Artesian Finance II plc	6.000%	9/30/33	GBP	1,000	1,718
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,000	1,535
Aspire Defence Finance plc	4.674%	3/31/40	GBP	800	1,228
Bank of Scotland plc	4.500%	7/13/21	EUR	1,160	1,826
Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,964
Barclays Bank plc	3.625%	4/13/16	EUR	5,000	7,160
Barclays Bank plc	2.250%	2/22/18	EUR	5,000	6,955
Broadgate Financing plc	4.999%	10/5/33	GBP	1,000	1,672
Canary Wharf Finance II plc	6.455%	10/22/33	GBP	936	1,766
Clydesdale Bank plc	4.625%	6/8/26	GBP	500	831
CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	1,000	1,798
Delamare Finance plc	5.546%	2/19/29	GBP	900	1,528
Derby Healthcare plc	5.564%	6/30/41	GBP	349	577
3 Fosse Master Issuer plc	4.635%	10/18/54	GBP	350	585
Highbury Finance BV	7.017%	3/20/23	GBP	768	1,396
Integrated Accommodation Services plc	6.480%	3/31/29	GBP	164	309
Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	956	1,600
Lloyds TSB Bank plc	4.125%	4/6/16	EUR	7,500	10,861
Lloyds TSB Bank plc	3.500%	1/11/17	EUR	7,500	10,831
Lloyds TSB Bank plc	4.875%	3/30/27	GBP	3,081	5,177

Longstone Finance plc	4.791%	4/19/36	GBP	1,040	1,759
Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	537	912
Nationwide Building Society	3.125%	10/13/17	EUR	5,500	7,839
Nationwide Building Society	4.625%	2/8/21	EUR	1,000	1,596
Nationwide Building Society	5.625%	1/28/26	GBP	1,000	1,830
Nats En Route plc	5.250%	3/31/26	GBP	232	404
Northern Rock Asset Management plc	4.125%	3/27/18	EUR	3,000	4,411
Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	911	1,527
RMPA Services plc	5.337%	9/30/38	GBP	314	524
Royal Bank of Scotland plc	4.125%	1/15/18	EUR	1,500	2,243
Royal Bank of Scotland plc	3.875%	10/19/21	EUR	4,000	6,046
Royal Bank of Scotland plc	5.125%	1/13/24	GBP	500	874
RSL Finance No 1 plc	6.625%	3/31/38	GBP	683	1,302
Sceptre Funding No. 1 plc	5.253%	2/9/27	GBP	127	223
Telereal Securitisation plc	5.389%	12/10/33	GBP	1,617	2,885
Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	476	819
Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	3,270	5,293
Yorkshire Building Society	4.750%	4/12/18	GBP	800	1,356
					136,866
Corporate Bonds (2.3%)
Abbey National Treasury Services plc	1.750%	1/15/18	EUR	2,000	2,658
Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	300	572
3 Amlin plc	6.500%	12/19/26	GBP	350	542
Anglian Water Services Financing plc	5.250%	10/30/15	GBP	1,100	1,817
Anglo American Capital plc	2.500%	4/29/21	EUR	2,400	3,018
Aviva plc	9.500%	6/20/16	GBP	150	275
3 Aviva plc	6.875%	5/22/38	EUR	2,030	2,976
Aviva plc	4.729%	11/29/49	EUR	1,300	1,726
3 Aviva plc	6.875%	5/20/58	GBP	2,327	3,589
AWG Parent Co. Ltd.	6.625%	1/15/29	GBP	615	1,211
Bank of Scotland plc	9.375%	5/15/21	GBP	1,620	3,051
Barclays Bank plc	2.500%	3/29/16	CHF	1,500	1,694
Barclays Bank plc	4.000%	1/20/17	EUR	5,000	7,260
Barclays Bank plc	6.000%	1/14/21	EUR	2,500	3,726
Barclays Bank plc	10.000%	5/21/21	GBP	2,533	5,077
3 Barclays Bank plc	6.750%	1/16/23	GBP	350	586
Barclays Bank plc	5.750%	9/14/26	GBP	1,300	2,073
BAT International Finance plc	5.375%	6/29/17	EUR	3,000	4,636
BAT International Finance plc	2.750%	3/25/25	EUR	2,500	3,291
BG Energy Capital plc	3.625%	7/16/19	EUR	1,000	1,468
BG Energy Capital plc	5.125%	12/1/25	GBP	3,000	5,144
3 BG Energy Capital plc	6.500%	11/30/72	GBP	300	495
BP Capital Markets plc	4.000%	12/29/14	GBP	50	79
BP Capital Markets plc	2.177%	2/16/16	EUR	5,500	7,556
BP Capital Markets plc	2.994%	2/18/19	EUR	650	925
BP Capital Markets plc	4.154%	6/1/20	EUR	1,100	1,665
British American Tobacco Holdings The
Netherlands BV	5.500%	9/15/16	GBP	600	1,021
British Telecommunications plc	6.500%	7/7/15	EUR	3,500	5,156
British Telecommunications plc	8.500%	12/7/16	GBP	380	700
British Telecommunications plc	6.375%	6/23/37	GBP	1,500	2,790
BSKYB Finance UK plc	5.750%	10/20/17	GBP	200	350
BUPA Finance plc	7.500%	7/4/16	GBP	730	1,278
Centrica plc	5.125%	12/10/14	GBP	450	720
Centrica plc	5.500%	10/24/16	GBP	650	1,111
Centrica plc	7.000%	9/19/18	GBP	1,000	1,879
Centrica plc	7.000%	9/19/33	GBP	1,000	2,046

Centrica plc	4.250%	9/12/44	GBP	750	1,078
Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	650	1,400
Close Brothers Group plc	6.500%	2/10/17	GBP	300	482
Community Finance Co. 1 plc	5.017%	7/31/34	GBP	400	684
Compass Group plc	7.000%	12/8/14	GBP	300	492
Compass Group plc	3.125%	2/13/19	EUR	1,000	1,417
CPUK Finance Ltd.	7.239%	2/28/42	GBP	1,000	1,830
Crh Finance UK plc	8.250%	4/24/15	GBP	200	337
Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	1,073
Eastern Power Networks plc	8.500%	3/31/25	GBP	1,000	2,164
ENW Capital Finance plc	6.750%	6/20/15	GBP	200	333
Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,410
Eversholt Funding plc	6.359%	12/2/25	GBP	500	909
Eversholt Funding plc	6.697%	2/22/35	GBP	1,000	1,845
Experian Finance plc	4.750%	11/23/18	GBP	700	1,193
Experian Finance plc	4.750%	2/4/20	EUR	2,000	3,060
FCE Bank plc	5.125%	11/16/15	GBP	100	163
FCE Bank plc	4.825%	2/15/17	GBP	650	1,072
FCE Bank plc	1.750%	5/21/18	EUR	1,060	1,383
Firstgroup plc	5.250%	11/29/22	GBP	2,000	3,177
Friends Life Group plc	6.292%	6/29/49	GBP	600	872
G4S International Finance plc	2.875%	5/2/17	EUR	2,000	2,674
Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,679
GlaxoSmithKline Capital plc	3.875%	7/6/15	EUR	5,000	7,066
GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	2,000	2,887
GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	845	1,691
Go-Ahead Group plc	5.375%	9/29/17	GBP	450	750
Great Rolling Stock Co. plc	6.250%	7/27/20	GBP	1,200	2,149
Heathrow Funding Ltd.	12.450%	3/31/16	GBP	650	1,256
Heathrow Funding Ltd.	4.125%	10/12/16	EUR	2,200	3,185
Heathrow Funding Ltd.	7.125%	2/14/24	GBP	2,620	4,806
HSBC Bank Canada	2.938%	1/14/20	CAD	2,000	1,929
HSBC Bank plc	3.750%	11/30/16	EUR	1,500	2,166
HSBC Bank plc	3.125%	11/15/17	EUR	3,000	4,277
HSBC Bank plc	4.000%	1/15/21	EUR	4,500	6,747
3 HSBC Bank plc	5.000%	3/20/23	GBP	1,680	2,755
HSBC Bank plc	6.250%	1/30/41	GBP	66	113
HSBC Capital Funding LP	8.208%	6/29/49	GBP	250	414
HSBC Holdings plc	6.000%	6/10/19	EUR	2,000	3,104
3 HSBC Holdings plc	6.375%	10/18/22	GBP	3,750	6,375
HSBC Holdings plc	6.000%	3/29/40	GBP	2,000	3,287
Hyde Housing Assn. Ltd.	5.125%	7/23/40	GBP	275	467
Imperial Tobacco Finance plc	5.500%	11/22/16	GBP	250	423
Imperial Tobacco Finance plc	4.500%	7/5/18	EUR	2,000	2,986
Imperial Tobacco Finance plc	9.000%	2/17/22	GBP	2,500	5,242
InterContinental Hotels Group plc	6.000%	12/9/16	GBP	400	688
InterContinental Hotels Group plc	3.875%	11/28/22	GBP	1,500	2,322
Intu SGS Finance plc	3.875%	3/17/28	GBP	1,100	1,699
3 Land Securities Capital Markets plc	4.875%	11/7/19	GBP	550	942
3 Land Securities Capital Markets plc	4.875%	9/29/25	GBP	300	522
3 Land Securities Capital Markets plc	5.391%	3/31/27	GBP	614	1,090
3 Land Securities Capital Markets plc	5.396%	7/31/32	GBP	400	707
Legal & General Group plc	6.385%	5/29/49	GBP	3,450	5,435
Linde Finance BV	6.500%	1/29/16	GBP	250	429
3 Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	880
Lloyds TSB Bank plc	2.500%	3/23/15	CHF	1,500	1,676
Lloyds TSB Bank plc	6.625%	3/30/15	GBP	480	774

Lloyds TSB Bank plc	4.625%	2/2/17	EUR	4,500	6,660
Lloyds TSB Bank plc	6.500%	3/24/20	EUR	2,000	2,981
3 Lloyds TSB Bank plc	6.963%	5/29/20	GBP	561	880
3 Lloyds TSB Bank plc	10.125%	12/16/21	CAD	2,406	2,706
3 Lloyds TSB Bank plc	10.750%	12/16/21	GBP	900	1,633
Lloyds TSB Bank plc	6.500%	9/17/40	GBP	1,250	2,311
London & Quadrant Housing Trust	4.625%	12/5/33	GBP	100	162
London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	723
London Power Networks plc	5.375%	11/11/16	GBP	700	1,188
London Stock Exchange Group plc	6.125%	7/7/16	GBP	400	671
Marks & Spencer plc	4.750%	6/12/25	GBP	1,500	2,295
Mondelez International Inc.	5.375%	12/11/14	GBP	500	799
Mondi Finance plc	5.750%	4/3/17	EUR	1,000	1,504
Motability Operations Group plc	5.250%	9/28/16	GBP	100	169
Motability Operations Group plc	6.625%	12/10/19	GBP	1,000	1,900
Motability Operations Group plc	4.375%	2/8/27	GBP	2,000	3,211
National Express Group plc	6.250%	1/13/17	GBP	130	220
National Grid Electricity Transmission plc	6.500%	7/27/28	GBP	1,694	3,274
National Grid Gas plc	6.000%	6/7/17	GBP	500	881
National Grid Gas plc	6.375%	3/3/20	GBP	500	925
3 Nationwide Building Society	4.125%	3/20/23	EUR	2,600	3,366
Nationwide Building Society	7.971%	9/29/49	GBP	350	527
Next plc	5.875%	10/12/16	GBP	650	1,111
3 NGG Finance plc	5.625%	6/18/73	GBP	500	762
3 NGG Finance plc	4.250%	6/18/76	EUR	1,000	1,326
Northern Gas Networks Finance plc	5.875%	7/8/19	GBP	750	1,342
Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	489
Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	354	577
Northumbrian Water Finance plc	6.000%	10/11/17	GBP	700	1,245
Northumbrian Water Finance plc	5.125%	1/23/42	GBP	350	568
Notting Hill Housing Trust	3.750%	12/20/32	GBP	600	862
Pearson Funding One plc	6.000%	12/15/15	GBP	800	1,345
Phoenix Natural Gas Finance plc	5.500%	7/10/17	GBP	350	592
Porterbrook Rail Finance Ltd.	6.500%	10/20/20	GBP	1,000	1,831
Prudential plc	1.250%	11/16/15	GBP	600	913
Prudential plc	6.125%	12/19/31	GBP	1,000	1,680
Reed Elsevier Investments plc	5.625%	10/20/16	GBP	100	170
Reed Elsevier Investments plc	7.000%	12/11/17	GBP	600	1,104
Rentokil Initial plc	5.750%	3/31/16	GBP	550	911
Rentokil Initial plc	3.375%	9/24/19	EUR	1,000	1,370
RL Finance Bonds plc	6.125%	12/29/49	GBP	50	73
Rolls-Royce plc	7.375%	6/14/16	GBP	450	800
Rolls-Royce plc	2.125%	6/18/21	EUR	500	669
Rolls-Royce plc	3.375%	6/18/26	GBP	2,000	3,002
Royal Bank of Scotland plc	9.625%	6/22/15	GBP	650	1,087
Royal Bank of Scotland plc	4.750%	5/18/16	EUR	6,000	8,702
Royal Bank of Scotland plc	4.875%	1/20/17	EUR	1,000	1,471
Royal Bank of Scotland plc	6.000%	5/17/17	GBP	50	86
Royal Bank of Scotland plc	6.934%	4/9/18	EUR	3,500	4,824
Royal Bank of Scotland plc	6.875%	5/17/25	GBP	2,376	4,386
3 RSA Insurance Group plc	9.375%	5/20/39	GBP	3,000	5,716
RSA Insurance Group plc	6.701%	5/29/49	GBP	90	142
RSA Insurance Group plc	8.500%	7/29/49	GBP	230	369
SABMiller plc	4.500%	1/20/15	EUR	2,000	2,811
Safeway Ltd.	6.000%	1/10/17	GBP	425	729
Sanctuary Capital plc	5.000%	4/26/47	GBP	190	316
Saxon Weald Capital plc	5.375%	6/6/42	GBP	296	508

Scotland Gas Networks plc	4.750%	2/21/17	GBP	450	752
Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,608
Scottish Power UK plc	8.375%	2/20/17	GBP	550	1,010
Scottish Widows plc	5.500%	6/16/23	GBP	2,500	3,765
Scottish Widows plc	5.125%	9/29/49	GBP	270	395
Severn Trent Utilities Finance plc	6.000%	1/22/18	GBP	150	265
Society of Lloyd's	7.421%	6/29/49	GBP	300	485
South East Water Finance Ltd.	5.658%	9/30/19	GBP	400	693
South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,000	1,753
Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	363
Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	1,000	1,690
3 Southern Water Services Finance Ltd.	4.500%	3/31/38	GBP	1,000	1,513
SPD Finance UK plc	5.875%	7/17/26	GBP	1,000	1,775
SSE plc	5.000%	10/1/18	GBP	1,000	1,733
SSE plc	2.000%	6/17/20	EUR	600	798
SSE plc	5.453%	9/29/49	GBP	980	1,552
SSE plc	5.025%	10/29/49	EUR	1,000	1,396
Stagecoach Group plc	5.750%	12/16/16	GBP	100	169
Standard Chartered Bank	7.750%	4/3/18	GBP	250	454
Standard Chartered Bank	8.103%	5/29/49	GBP	200	331
Standard Chartered plc	1.750%	10/29/17	EUR	5,000	6,703
Standard Chartered plc	3.625%	11/23/22	EUR	1,500	1,945
Standard Chartered plc	4.375%	1/18/38	GBP	1,080	1,562
3 Standard Life plc	5.500%	12/4/42	GBP	500	785
Tesco plc	6.125%	2/24/22	GBP	2,000	3,587
Tesco plc	5.000%	3/24/23	GBP	1,000	1,661
Tesco plc	5.200%	3/5/57	GBP	1,000	1,503
3 Thames Water Utilities Cayman Finance Ltd.	5.375%	7/21/25	GBP	530	889
Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	945	1,443
Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	1,175	2,057
Thames Water Utilities Cayman Finance Ltd.	7.241%	4/9/58	GBP	750	1,373
THFC Funding No 3 plc	5.200%	10/11/43	GBP	1,000	1,637
UBM plc	6.500%	11/23/16	GBP	400	683
UNITE USAF II plc	3.374%	6/30/28	GBP	500	746
United Utilities Water plc	6.125%	12/29/15	GBP	420	708
United Utilities Water plc	5.625%	12/20/27	GBP	500	882
Urenco Finance NV	4.000%	5/5/17	EUR	700	1,006
Vodafone Group plc	4.625%	9/8/14	GBP	550	868
Vodafone Group plc	6.250%	1/15/16	EUR	4,000	6,006
Vodafone Group plc	5.375%	12/5/17	GBP	2,150	3,734
Vodafone Group plc	5.900%	11/26/32	GBP	1,000	1,792
Wales & West Utilities Finance plc	5.125%	12/2/16	GBP	150	254
Wales & West Utilities Finance plc	6.250%	11/30/21	GBP	1,000	1,862
Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,000	3,479
Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	450	804
Western Power Distribution South West plc	5.750%	3/23/40	GBP	200	357
WM Morrison Supermarkets plc	2.250%	6/19/20	EUR	300	401
WPP Finance SA	6.375%	11/6/20	GBP	3,000	5,543
WPP plc	6.625%	5/12/16	EUR	1,000	1,530
WPP plc	6.000%	4/4/17	GBP	50	87
Xstrata Finance Dubai Ltd.	2.625%	11/19/18	EUR	2,500	3,315
3 Yorkshire Water Services Bradford Finance
Ltd.	6.000%	4/24/25	GBP	180	306
Yorkshire Water Services Bradford Finance
Ltd.	3.625%	8/1/29	GBP	500	726
					371,736

Sovereign Bonds (4.3%)
9 LCR Finance plc	4.500%	12/7/28	GBP	2,000	3,402
9 LCR Finance plc	4.500%	12/7/38	GBP	1,100	1,872
9 Network Rail Infrastructure Finance plc	1.000%	12/7/17	GBP	3,000	4,545
9 Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	2,500	4,210
Transport for London	2.250%	8/9/22	GBP	700	1,022
Transport for London	3.875%	7/23/42	GBP	400	585
Transport for London	3.625%	5/15/45	GBP	1,500	2,113
United Kingdom	2.750%	1/22/15	GBP	25,000	39,395
United Kingdom	4.750%	9/7/15	GBP	13,000	21,605
United Kingdom	2.000%	1/22/16	GBP	49,000	77,327
United Kingdom	4.000%	9/7/16	GBP	4,500	7,561
United Kingdom	1.750%	1/22/17	GBP	5,000	7,871
United Kingdom	1.000%	9/7/17	GBP	10,000	15,240
United Kingdom	1.250%	7/22/18	GBP	25,000	38,058
United Kingdom	4.750%	3/7/20	GBP	35,000	63,536
United Kingdom	3.750%	9/7/20	GBP	20,000	34,396
United Kingdom	1.750%	9/7/22	GBP	23,000	33,322
United Kingdom	2.250%	9/7/23	GBP	7,000	10,418
United Kingdom	5.000%	3/7/25	GBP	11,000	20,729
United Kingdom	4.250%	12/7/27	GBP	14,000	24,599
United Kingdom	4.750%	12/7/30	GBP	15,000	27,799
United Kingdom	4.250%	6/7/32	GBP	10,000	17,452
United Kingdom	4.500%	9/7/34	GBP	20,000	35,958
United Kingdom	4.250%	3/7/36	GBP	11,000	19,145
United Kingdom	4.250%	9/7/39	GBP	23,000	40,019
United Kingdom	4.250%	12/7/40	GBP	15,000	26,065
United Kingdom	4.500%	12/7/42	GBP	4,200	7,621
United Kingdom	3.250%	1/22/44	GBP	25,000	36,080
United Kingdom	4.250%	12/7/49	GBP	1,700	2,985
United Kingdom	3.750%	7/22/52	GBP	15,000	23,943
United Kingdom	4.250%	12/7/55	GBP	8,700	15,459
United Kingdom	4.000%	1/22/60	GBP	7,700	13,108
United Kingdom	3.500%	7/22/68	GBP	7,300	11,140
					688,580
Total United Kingdom (Cost $1,223,393)					1,197,182
United States (1.5%)
Corporate Bonds (1.5%)
American Express Credit Corp.	5.375%	10/1/14	GBP	100	159
American International Group Inc.	6.765%	11/15/17	GBP	720	1,287
3 American International Group Inc.	8.625%	5/22/68	GBP	2,000	3,552
3 American International Group Inc.	4.875%	3/15/67	EUR	1,000	1,261
3 American International Group Inc.	5.750%	3/15/67	GBP	450	641
Amgen Inc.	2.125%	9/13/19	EUR	2,000	2,674
AT&T Inc.	6.125%	4/2/15	EUR	3,100	4,498
AT&T Inc.	5.875%	4/28/17	GBP	100	175
AT&T Inc.	2.500%	3/15/23	EUR	2,000	2,626
AT&T Inc.	4.250%	6/1/43	GBP	1,000	1,379
AT&T Inc.	4.875%	6/1/44	GBP	2,000	3,069
Bank of America Corp.	7.000%	6/15/16	EUR	1,500	2,315
Bank of America Corp.	5.250%	11/9/16	GBP	250	413
Bank of America Corp.	4.625%	2/7/17	EUR	500	715
Bank of America Corp.	4.750%	4/3/17	EUR	4,000	5,922
Bank of America Corp.	4.625%	8/7/17	EUR	1,450	2,147
Bank of America Corp.	7.000%	7/31/28	GBP	2,350	4,602
Brookfield Infrastructure Finance Pty Ltd.	3.455%	10/10/17	CAD	5,000	4,910

Cargill Inc.	1.875%	9/4/19	EUR	600	799
Citigroup Inc.	5.500%	11/18/15	GBP	750	1,249
Citigroup Inc.	1.750%	1/29/18	EUR	1,000	1,334
Citigroup Inc.	5.125%	12/12/18	GBP	6,000	10,004
Citigroup Inc.	3.000%	3/21/19	CHF	1,000	1,167
Citigroup Inc.	5.000%	8/2/19	EUR	5,000	7,671
Citigroup Inc.	7.375%	9/4/19	EUR	1,000	1,707
3 Citigroup Inc.	5.160%	5/24/27	CAD	1,000	949
Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,398
Coca-Cola Enterprises Inc.	2.000%	12/5/19	EUR	1,000	1,331
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	2,938
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.750%	5/19/23	EUR	1,600	2,050
FCE Bank plc	1.875%	5/12/16	EUR	1,650	2,218
GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	6,500	6,864
GE Capital European Funding	2.000%	2/27/15	EUR	4,000	5,429
GE Capital European Funding	5.250%	5/18/15	EUR	6,000	8,614
GE Capital European Funding	1.625%	3/15/18	EUR	8,000	10,694
GE Capital European Funding	6.025%	3/1/38	EUR	1,500	2,706
GE Capital UK Funding	5.625%	12/12/14	GBP	1,650	2,663
GE Capital UK Funding	4.625%	1/18/16	GBP	80	130
GE Capital UK Funding	4.125%	9/28/17	GBP	4,500	7,413
GE Capital UK Funding	6.250%	5/5/38	GBP	1,414	2,638
General Electric Capital Corp.	6.250%	12/15/17	GBP	100	179
General Electric Capital Corp.	2.500%	2/8/18	CHF	3,000	3,476
General Electric Capital Corp.	4.125%	9/19/35	EUR	1,700	2,263
General Electric Capital Corp.	4.875%	9/18/37	GBP	800	1,194
3 General Electric Capital Corp.	5.500%	9/15/66	GBP	1,400	2,146
3 General Electric Capital Corp.	5.500%	9/15/67	EUR	2,000	2,737
Goldman Sachs Group Inc.	5.250%	12/15/15	GBP	800	1,318
Goldman Sachs Group Inc.	4.500%	5/9/16	EUR	1,500	2,157
Goldman Sachs Group Inc.	4.375%	3/16/17	EUR	5,950	8,620
Goldman Sachs Group Inc.	6.125%	5/14/17	GBP	300	508
Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	2,800	4,592
Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	4,000	5,409
HSBC Finance Corp.	4.500%	6/14/16	EUR	2,000	2,903
JPMorgan Chase & Co.	3.750%	6/15/16	EUR	1,500	2,148
JPMorgan Chase & Co.	1.875%	11/21/19	EUR	5,622	7,429
JPMorgan Chase & Co.	2.750%	2/1/23	EUR	2,000	2,692
JPMorgan Chase & Co.	2.875%	5/24/28	EUR	2,500	3,204
JPMorgan Chase Bank NA	5.375%	9/28/16	GBP	100	167
McDonald's Corp.	2.000%	6/1/23	EUR	1,500	1,925
Merrill Lynch & Co. Inc.	5.750%	12/12/14	GBP	380	611
Merrill Lynch & Co. Inc.	4.625%	9/14/18	EUR	1,500	2,146
Merrill Lynch & Co. Inc.	5.500%	11/22/21	GBP	800	1,332
Morgan Stanley	5.125%	11/30/15	GBP	1,100	1,797
Morgan Stanley	4.500%	2/23/16	EUR	3,000	4,280
Morgan Stanley	5.750%	2/14/17	GBP	50	85
Morgan Stanley	3.750%	9/21/17	EUR	2,000	2,829
Morgan Stanley	5.500%	10/2/17	EUR	1,000	1,505
Morgan Stanley	2.250%	3/12/18	EUR	5,000	6,653
National Grid North America Inc.	1.750%	2/20/18	EUR	1,400	1,885
Pfizer Inc.	4.750%	6/3/16	EUR	1,500	2,217
Pfizer Inc.	4.550%	5/15/17	EUR	1,820	2,743
Pfizer Inc.	6.500%	6/3/38	GBP	2,000	4,097
Philip Morris International Inc.	2.125%	5/30/19	EUR	1,000	1,359
Philip Morris International Inc.	1.750%	3/19/20	EUR	2,500	3,278

Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,286
Procter & Gamble Co.	2.000%	8/16/22	EUR	3,080	4,047
Roche Holdings Inc.	5.500%	3/4/15	GBP	150	245
Roche Holdings Inc.	6.500%	3/4/21	EUR	3,595	6,319
Time Warner Cable Inc.	5.750%	6/2/31	GBP	700	1,001
Time Warner Cable Inc.	5.250%	7/15/42	GBP	800	1,028
Toyota Motor Credit Corp.	1.250%	8/1/17	EUR	2,500	3,344
Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	3,000	5,586
Wells Fargo & Co.	3.500%	9/12/29	GBP	1,330	1,894
Wells Fargo Bank NA	5.250%	8/1/23	GBP	1,500	2,585
Total United States (Cost $248,087)					243,530
Temporary Cash Investments (2.6%)
Time Deposits (2.3%)
Australian Dollar Time Deposits	2.159%	8/1/13	AUD	11,484	10,323
British Pound Sterling Time Deposits	0.073%	8/1/13	GBP	26,072	39,663
Canadian Dollar Time Deposits	0.456%	8/1/13	CAD	34,912	33,991
Danish Krone Time Deposits	0.000%	7/31/13	DKK	11,737	2,094
Euro Time Deposits	0.008%	8/1/13	EUR	169,926	226,061
Hong Kong Dollar Time Deposits	0.005%	8/1/13	HKD	4,998	644
Japanese Yen Time Deposits	0.005%	8/1/13	JPY	2,603,193	26,588
New Zealand Dollar Time Deposits	1.900%	8/1/13	NZD	2,168	1,732
Norwegian Krone Time Deposits	0.600%	8/1/13	NOK	48,788	8,279
Singapore Dollar Time Deposits	0.005%	8/1/13	SGD	5,955	4,686
South African Rand Time Deposits	4.100%	8/1/13	ZAR	78,681	7,975
Swedish Krona Time Deposits	0.253%	8/1/13	SEK	37,245	5,714
Swizerland Dollar Time Deposits	0.001%	8/2/13	CHF	3,764	4,067
United States Dollar Time Deposits	0.030%	8/1/13	USD	17	17
					371,834
Money Market Fund (0.3%)				Shares
[11] Vanguard Market Liquidity Fund	0.124%		USD	42,480,919	42,481
Total Temporary Cash Investments (Cost $414,315)					414,315
Total Investments (100.0%) (Cost $15,995,682)					16,001,572
Other Assets and Liabilities-Net (0.0%)					2,204
Net Assets (100%)					16,003,776

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate value of these securities was $691,413,000, representing 4.3% of net assets.
2 Guaranteed by the Republic of Austria.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Guaranteed by the Republic of France.
5 Guaranteed by the Federal Republic of Germany.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Kingdom of Spain.
8 Guaranteed by multiple countries.
9 Guaranteed by the Government of the United Kingdom.
10 Guaranteed by the Government of Canada.
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CZK—Czechoslovakian koruna.
DKK—Danish Krone.

EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
ILS—Israel Shekel.
JPY—Japanese yen.
KRW—South Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish new zloty.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thailand baht.
USD—U.S. dollar.
ZAR—South African rand.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Total International Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed
Securities	—	972,699	—
Corporate Bonds	—	1,878,127	—
Sovereign Bonds	—	12,736,431	—
Temporary Cash Investments	414,315	—	—
Total	414,315	15,587,257	—

D. Forward Currency Contracts: The fund may enter into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Total International Bond Index Fund

		Contract Amount (000)
	Contract					Unrealized Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNPSW	9/3/13	USD	4,096,638	EUR	3,084,850	(7,303)
JPM	9/3/13	USD	4,096,625	EUR	3,084,850	(7,315)
HSBC	9/3/13	USD	1,799,798	JPY	176,990,000	(7,882)
BNPSW	9/3/13	USD	1,799,795	JPY	176,990,000	(7,886)
BNPSW	9/3/13	USD	895,507	CAD	921,330	(1,514)
HSBC	9/3/13	USD	654,793	GBP	432,005	(2,399)
BNPSW	9/3/13	USD	654,790	GBP	432,005	(2,402)
BNPSW	9/3/13	USD	401,476	AUD	448,330	(1,507)
BOA	9/3/13	USD	311,341	KRW	349,253,000	459
MS	9/3/13	USD	265,546	CHF	246,670	(994)
MS	9/3/13	USD	174,721	SEK	1,142,770	(600)
MS	9/3/13	USD	117,955	DKK	662,010	(172)
BNPSW	9/3/13	USD	104,726	MXN	1,348,080	(817)
JPM	9/3/13	USD	85,481	PLN	274,350	(355)
BNPSW	9/3/13	USD	78,969	ZAR	786,030	(706)
BNPSW	9/3/13	USD	65,364	THB	2,050,480	(146)
BOA	9/3/13	USD	56,892	MYR	185,160	(186)
MS	9/3/13	USD	50,656	NOK	299,930	(242)
MS	9/3/13	USD	49,242	SGD	62,730	(119)
MS	9/3/13	USD	47,994	NZD	60,430	(272)
HSBC	9/3/13	USD	38,493	ILS	137,270	(22)
HSBC	9/3/13	USD	33,117	CZK	646,360	(22)
BOA	9/3/13	USD	13,156	KRW	14,800,000	(19)
BNPSW	9/3/13	USD	5,121	HKD	39,710	1
						(42,420)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CZK—Czechoslovakian koruna.
DKK—Danish Krone.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
ILS—Israel Shekel.
JPY—Japanese yen.
KRW—South Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.

Total International Bond Index Fund

NZD—New Zealand dollar.
PLN—Polish new zloty.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thailand baht.
USD—U.S. dollar.
ZAR—South African rand.

E. At July 31, 2013, the cost of investment securities for tax purposes was $15,995,682,000. Net unrealized appreciation of investment securities for tax purposes was $5,890,000, consisting of unrealized gains of $225,442,000 on securities that had risen in value since their purchase and $219,552,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHARLOTTE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 18, 2013
VANGUARD CHARLOTTE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.